Vanguard® High-Yield Tax-Exempt Fund
Schedule of Investments (unaudited)
As of January 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.5%)
Alabama (1.7%)
	Birmingham AL GO, Prere.	5.000%	3/1/23	2,500	2,616
	Birmingham AL GO, Prere.	5.000%	9/1/25	3,010	3,414
	Birmingham AL GO, Prere.	5.000%	9/1/25	4,050	4,593
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	23,975	26,050
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	2,500	2,751
[1]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	7/1/22	3,000	3,031
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/26	30,190	33,189
[1]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	26,415	30,387
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	10,000	10,993
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	5,000	5,516
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	6,165	6,767
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	7,260	8,286
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,575	14,150
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	716
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	691
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	787
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	620
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	732
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/31	7,500	8,780
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	2,850	3,338
	Jefferson County AL Sewer Revenue	6.000%	10/1/42	3,750	4,222
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	34,230	39,085
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	24,250	27,487
[2,3]	Jefferson County AL Sewer Revenue, 6.500% coupon rate effective 10/1/23	0.000%	10/1/38	7,520	7,733

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery Educational Building Authority College & University Revenue	5.000%	10/1/36	2,820	3,016
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	5,370	5,645
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	1,385	1,463
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	10/1/28	20,330	22,675
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	12/1/31	27,360	31,301
[4]	Tuscaloosa County IDA Industrial Revenue (Hunt Refining Project)	4.500%	5/1/32	1,858	1,933
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	575	709
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	1,865	2,297
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,000	1,231
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,229
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	1,845	2,134
					319,567
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/31	2,190	2,709
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/32	725	895
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	5,000	5,537
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	5,000	5,537
					14,678
American Samoa (0.0%)
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/38	1,500	1,785
[4]	American Samoa Economic Development Authority Income Tax Revenue	7.125%	9/1/38	3,000	3,788
					5,573
Arizona (1.5%)
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	8,250	8,250
[4]	Arizona IDA Charter School Aid Revenue	3.000%	12/15/31	660	664
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/39	1,325	1,498
[4]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/40	920	1,032
[4]	Arizona IDA Charter School Aid Revenue	4.000%	12/15/41	725	765
[4]	Arizona IDA Charter School Aid Revenue	6.000%	7/1/47	1,385	1,603
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/49	2,110	2,356
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/49	1,675	1,872
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/50	2,365	2,642
[4]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/50	1,500	1,660
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/51	1,760	1,888
[4]	Arizona IDA Charter School Aid Revenue	4.000%	12/15/51	925	963
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/54	2,500	2,783
[4]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/56	250	260
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/61	3,125	3,326
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/61	3,125	3,245
[4]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/40	925	973

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/50	2,000	2,080
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/31	310	346
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/41	405	444
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/52	840	907
[4]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/39	650	727
[4]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/49	700	772
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	1,158
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	1,156
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	577
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/46	2,750	3,076
[5]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/44	1,250	1,371
[5]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,611
[5]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,336
[5]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,752
[4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	10,000	11,363
[4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	29,775	35,429
[4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,050	5,471
	Arizona State University College & University Revenue	5.000%	7/1/43	3,000	3,516
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/36	2,195	2,326
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/40	2,500	2,638
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/45	1,000	1,046
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/53	6,370	6,675
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/33	250	265
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/38	750	790
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/48	2,430	2,534
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/41	425	461
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/46	345	372
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/51	580	624
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	1,650	1,924
[4]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	2,525	2,871
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/51	1,750	1,872
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/56	1,350	1,430
[4]	Maricopa County IDA College & University Revenue	5.000%	10/1/26	300	319

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Maricopa County IDA College & University Revenue	5.125%	10/1/30	425	482
[4]	Maricopa County IDA College & University Revenue	5.250%	10/1/40	2,000	2,254
[4]	Maricopa County IDA College & University Revenue	5.500%	10/1/51	7,000	7,890
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	1,000	1,160
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	1,260	1,462
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	1,700	1,971
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	2,205	2,557
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/44	4,500	5,019
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/49	6,000	6,650
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	4,950	5,813
[4]	Pima Country IDA Charter School Aid Revenue	5.000%	6/15/47	8,650	8,792
[4]	Pima Country IDA Charter School Aid Revenue	5.000%	6/15/52	3,365	3,420
	Pima County AZ Community College District College & University Revenue	4.000%	7/1/37	1,000	1,122
	Pima County AZ Community College District College & University Revenue	4.000%	7/1/38	1,000	1,121
[4]	Pima County IDA Charter School Aid Revenue	4.125%	6/15/29	3,650	3,698
[4,6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	3,000	3,062
[4]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/49	2,475	2,613
[4,6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	6,000	6,053
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	1,640	1,669
[4]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/52	2,900	3,059
[4,6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	3,400	3,409
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	700	708
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/30	5,000	6,262
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	7,500	9,483
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/32	13,000	16,742
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	4,000	4,426
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	8,545	9,911
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/27	17,105	20,248
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	2,500	2,624
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/56	2,130	2,204
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,500	1,691
	Yavapai County IDA Resource Recovery Revenue PUT	2.200%	6/3/24	2,100	2,152
					285,746
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	5,045	5,516
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,645	1,792
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,425	1,553

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/44	6,080	7,237
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	620	693
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	6,025	7,139
[4]	Arkansas Development Finance Authority Industrial Revenue (Big River Steel Project)	4.500%	9/1/49	2,000	2,157
					26,087
California (10.1%)
[7]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	1,000	828
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	3,750	4,093
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	4,030	4,638
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	2,240	2,576
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	1,500	1,636
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	15,420	17,632
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project)	5.000%	10/1/45	1,340	1,501
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	3,000	2,674
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	5,000	5,095
[2]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/49	1,000	1,145
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/43	5,000	5,726
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	12/1/27	19,110	21,254
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/31	27,055	31,092
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	1,190	1,350
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	6,000	6,767
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/53	2,000	2,250
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	5,000	4,821
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/46	5,500	5,026
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/47	10,000	9,119
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	8/1/49	2,000	2,050
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	25,000	25,406
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	14,750	14,219
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	2,500	2,316
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,000	4,811
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	13,000	13,061
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	4,000	3,249

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	1,112
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,258
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	1,250	1,453
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,710	1,706
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	2,620	2,999
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	5,000	7,060
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	7,660	10,961
	California Enterprise Development Authority Lease (Abatement) Revenue	4.000%	11/1/49	900	987
	California GO	5.000%	3/1/35	6,160	7,625
	California GO	4.000%	9/1/37	1,470	1,610
	California GO	5.000%	9/1/41	4,500	5,672
	California GO	3.000%	12/1/43	1,500	1,555
	California GO	3.000%	12/1/46	3,000	3,082
	California GO	5.000%	12/1/46	2,500	3,086
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,200	1,406
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	4,665	4,818
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	2,625	3,071
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	9,100	9,786
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	15,000	17,382
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	5,250	6,119
[6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	3,500	3,926
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	5,500	6,379
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	17,495	19,242
[6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	13,290	14,840
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	7,475	9,214
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	4,980	5,615
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	7,904	8,591
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	3,841	4,101
[4]	California Infrastructure & Economic Development Bank Economic Development Revenue PUT	0.850%	1/26/23	15,000	14,987
[8]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.410%	8/1/24	1,500	1,501
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	3,750	3,824
[8]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.760%	6/1/26	1,000	1,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	California Municipal Finance Authority Charter School Aid Revenue	5.000%	6/1/28	430	477
[4]	California Municipal Finance Authority Charter School Aid Revenue	5.000%	6/1/38	840	948
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/28	1,135	1,259
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/29	1,390	1,538
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	2,000	2,182
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	2,050	2,258
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,665	6,597
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	2,810	2,735
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,750	6,541
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	5,000	5,787
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	4,565	5,082
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,900	4,412
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	3,875	4,229
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	7,345	8,216
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,535	2,873
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,090	2,265
	California Municipal Finance Authority Port, Airport & Marina Revenue	5.000%	12/31/33	4,000	4,651
[2]	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	4.000%	12/31/47	8,000	8,824
	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.400%	10/1/29	1,250	1,286
[4]	California Pollution Control Financing Authority Resource Recovery Revenue PUT	0.200%	5/2/22	15,000	15,000
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	4,125	4,141
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	6,790	6,810
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/36	1,160	1,324
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/46	1,545	1,723
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/51	1,260	1,402
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/56	1,235	1,371
[2]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	7,000	2,167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	360	418
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/32	5,000	5,818
	California State Public Works Board Lease (Abatement) Revenue	4.500%	9/1/35	10,000	10,760
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/34	7,380	7,691
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/31	10,305	11,447
	California State University College & University Revenue	4.000%	11/1/38	5,560	6,088
	California State University College & University Revenue	4.000%	11/1/45	2,750	2,998
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,120	1,304
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	15,650	17,666
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	18,125	20,451
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	2,650	2,992
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,000	3,378
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	3,000	3,102
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	1,000	1,082
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/56	5,965	6,765
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	20,000	23,580
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	2,097
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	9,200	9,653
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	2,550	2,673
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/49	5,425	5,599
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	1,450	1,494
[4]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	10,000	9,239
[4]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	4.000%	4/1/56	10,000	10,015
[4]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/56	7,250	5,817
[4]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	4.000%	8/1/47	5,000	4,504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	3.000%	8/1/56	5,000	4,000
[4]	CMFA Special Finance Agency XII Local or Guaranteed Housing Revenue	3.250%	2/1/57	3,000	2,461
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, Prere.	5.000%	9/1/23	1,125	1,198
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, Prere.	5.000%	9/1/23	585	623
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.875%	8/1/41	4,780	4,342
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	7/1/45	5,250	4,507
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.200%	9/1/46	5,000	4,501
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	9/1/46	5,000	4,547
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.400%	10/1/46	5,000	4,629
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	10/1/46	5,000	4,692
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	10,000	8,734
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	10,000	8,442
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	5,000	4,292
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	5,000	4,569
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/48	3,000	2,430
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	5.000%	1/1/54	6,500	6,688
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	9,500	7,968
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	21,450	20,634
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	9/1/56	7,000	6,987
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/56	8,500	8,437
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	2/1/57	5,000	4,394
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,455	2,569
	Desert Community College District GO	4.000%	8/1/51	2,500	2,774
	El Camino Healthcare District GO	4.000%	8/1/35	4,290	4,792
	El Camino Healthcare District GO	4.000%	8/1/36	6,000	6,698
[5]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/38	1,465	1,648
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/39	500	583
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/44	1,000	1,159
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/49	1,600	1,843
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	9,162	10,152
[3]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.850% coupon rate effective 1/15/24	0.000%	1/15/42	6,000	7,437

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,000	9,227
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	4,565	5,135
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	15,100	16,958
[5]	Hayward Unified School District GO	4.000%	8/1/43	18,500	20,819
[5]	Hayward Unified School District GO	4.000%	8/1/48	3,500	3,913
[2]	Hayward Unified School District GO	4.000%	8/1/50	5,000	5,635
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/49	1,000	1,141
	Irvine Unified School District Special Tax Revenue	5.000%	3/1/57	7,285	8,272
	La Canada Unified School District GO	4.000%	8/1/49	1,000	1,136
	Lee Lake Public Financing Authority Special Tax Revenue	5.000%	9/1/32	3,500	3,695
	Lee Lake Public Financing Authority Special Tax Revenue	5.125%	9/1/35	2,350	2,482
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/30	2,000	2,227
	Long Beach Unified School District GO	5.000%	8/1/35	7,225	8,319
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	8,224
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/36	780	849
[6]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	1,080	1,348
[6]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/42	3,250	4,018
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	9,925	10,555
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	100	109
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,200	1,366
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,300	1,475
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,550	1,754
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,070	1,211
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	2,810	3,467
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	2,930	3,612
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,750	1,927
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,820	2,060
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	5,000	6,061
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	1,665	2,047
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	4,735	5,816
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,000	6,032
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	6,000	6,591
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	8,000	9,038
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/46	12,000	14,462

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/48	2,795	3,307
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/51	20,000	22,144
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	4,065	5,068
[6]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	4,200	5,193
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	18,280	21,861
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	8,300	9,197
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	6,345	7,022
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/36	2,575	2,845
	Los Angeles Regional Airports Improvement Corp. Port, Airport & Marina Revenue	5.000%	1/1/32	5	5
	Los Angeles Unified School District GO	4.000%	7/1/39	2,500	2,905
	Los Angeles Unified School District GO	4.000%	7/1/46	6,650	7,584
[8]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.200%	5/21/24	1,500	1,500
[8]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.200%	5/21/24	1,000	1,000
[8]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.200%	5/21/24	1,500	1,500
	Modesto Elementary School District County GO	3.000%	8/1/46	2,270	2,327
	Modesto Elementary School District/Stanislaus County GO	3.000%	8/1/50	2,755	2,813
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/43	1,965	2,223
[5]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/55	4,930	5,471
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/26	2,000	2,266
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	1,500	1,794
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	1,855	2,255
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/31	2,055	2,366
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/31	1,750	2,161
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	1,500	1,727
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	2,450	3,017
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	1,500	1,726
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	2,210	2,720
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	1,500	1,727
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/35	2,520	2,900
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	2,230	2,565

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/37	2,515	2,892
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	5,000	5,725
	Norwalk-La Mirada Unified School District GO	4.000%	8/1/47	1,100	1,233
[5]	Oakland Unified School District/Alameda County GO	4.000%	8/1/46	22,495	25,640
	Oakland Unified School District/Alameda County GO, Prere.	5.500%	8/1/22	3,000	3,073
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	1,000	1,127
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/33	1,000	1,236
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/34	1,000	1,235
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/35	640	729
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/36	525	597
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/37	500	568
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/38	500	567
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/39	565	640
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/40	685	774
[9]	Palomar Health GO	0.000%	8/1/33	8,805	6,554
	Palomar Health GO	4.000%	8/1/35	4,000	4,341
[9]	Palomar Health GO	7.000%	8/1/38	10,740	14,563
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	4,020
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,605	5,272
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,335	3,808
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,485	2,832
[5]	Paramount Unified School District GO	3.000%	8/1/50	2,000	2,043
	Peralta Community College District GO	4.000%	8/1/39	5,000	5,367
	Peralta Community College District GO	4.000%	8/1/39	7,205	7,734
	Port of Oakland Port, Airport & Marina Revenue	5.000%	5/1/28	2,400	2,865
	Port of Oakland Port, Airport & Marina Revenue	5.000%	5/1/29	2,300	2,800
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	2,250	2,766
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	3,690	4,160
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32	2,450	2,760
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/34	3,425	3,850
[10]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/31	2,000	2,166
[10]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/32	3,205	3,474
[10]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/34	2,155	2,342
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	13,000	7,260
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	6,500	3,497
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/47	3,870	4,342

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento CA Special Tax Revenue	4.000%	9/1/41	1,285	1,413
	Sacramento CA Special Tax Revenue	4.000%	9/1/46	2,905	3,168
	Sacramento CA Special Tax Revenue	4.000%	9/1/50	1,600	1,739
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	2,000	2,370
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,675	6,722
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	6,000	7,114
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	2,525	2,899
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	6,000	6,888
[2]	San Bernardino City Unified School District GO	3.000%	8/1/44	11,000	11,496
	San Bernardino Community College District GO	0.000%	8/1/44	7,485	3,608
	San Bernardino County CA (Capital Facilities Projects) COP, ETM	6.875%	8/1/24	16,160	17,582
	San Diego CA Unified School District GO	0.000%	7/1/30	15,000	12,684
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,622
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	5,640	6,977
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,159
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	5,000	5,663
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	500	579
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,190
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	5,000	5,657
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,158
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/44	3,000	3,254
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/46	9,500	10,447
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	2,750	3,163
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,910
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	16,275	17,792
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	5,000	5,953
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	27,000	29,405
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	5,000	5,927
	San Diego Tobacco Settlement Funding Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/32	945	1,015
[1,4]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	0.460%	2/3/22	25,000	25,000
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	6,145	7,164
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	645	652

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	9,935	12,328
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/33	10,000	10,480
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	7,585	9,336
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	10,000	12,001
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	6,000	7,360
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,000	12,051
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	7,335	8,824
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	2,725	3,027
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/39	2,500	2,685
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,400	1,547
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	4,525	5,316
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	5,000	5,766
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	9,320	10,883
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	67,525	79,500
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	18,975	22,328
[6]	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	4,000	4,817
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/28	1,510	1,535
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/30	1,000	1,015
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/33	1,335	1,355
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/23	2,000	1,875
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/26	3,000	2,434

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/31	6,000	3,803
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/43	9,000	3,118
	San Francisco Unified School District GO	3.000%	6/15/37	14,205	14,998
[10]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	2,000	1,954
[10]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	13,910	13,314
	San Mateo CA Special Tax Revenue	5.000%	9/1/42	2,000	2,033
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	6,030	6,795
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/32	3,870	4,194
[5]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/31	1,000	1,103
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	0.000%	6/1/60	35,150	7,502
	Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue	0.000%	6/1/46	3,500	670
[11]	Ukiah CA Unified School District GO	0.000%	8/1/31	9,345	7,573
	University of California College & University Revenue	4.000%	5/15/34	5,000	5,312
	University of California College & University Revenue	5.000%	5/15/43	3,500	4,198
	University of California College & University Revenue	5.000%	5/15/43	3,955	4,733
	University of California College & University Revenue	5.000%	5/15/46	2,425	2,761
	University of California College & University Revenue	5.000%	5/15/48	1,500	1,790
	University of California College & University Revenue	3.000%	5/15/51	5,155	5,327
	University of California College & University Revenue	5.000%	5/15/58	15,185	18,049
	University of California College & University Revenue	5.250%	5/15/58	8,000	9,649
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	5,000	5,682
[2]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,756
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,800	3,050
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,415	1,538
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,800	3,214
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.125%	7/1/47	5,000	5,402
	Whittier CA Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	18,865	20,278
					1,869,423
Colorado (2.5%)
	Adonea Metropolitan District No. 2 GO, Prere.	5.125%	12/1/23	3,195	3,520
	Adonea Metropolitan District No. 2 GO, Prere.	5.125%	12/1/23	4,940	5,442
	Adonea Metropolitan District No. 2 GO, Prere.	7.500%	12/15/23	3,111	3,561
	Aurora Highlands Community Authority Board Ad Valorem Property Tax Revenue	5.750%	12/1/51	15,000	14,293
	Baseline Metropolitan District No. 1 GO	5.000%	12/1/42	555	586

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baseline Metropolitan District No. 1 GO	5.000%	12/1/51	1,000	1,049
	Baseline Metropolitan District No. 1 GO	7.500%	12/15/51	2,190	2,090
	Bradburn Metropolitan District No. 2 GO	4.000%	12/1/28	500	524
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/38	600	664
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/47	1,200	1,309
[4]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/40	1,100	1,191
[4]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/49	1,300	1,399
	Broadway Station Metropolitan District No. 2 GO	5.000%	12/1/35	1,458	1,559
	Broadway Station Metropolitan District No. 2 GO	5.125%	12/1/48	5,250	5,581
	Bromley Park Metropolitan District No. 2 GO	6.375%	12/15/47	1,000	1,052
[5]	Castle Oaks Metropolitan District GO	4.000%	12/1/40	2,000	2,285
[4]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	1,420	1,453
[4]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	17,265	18,066
	Centerra Metropolitan District No.1 GO	4.000%	12/1/29	1,120	1,181
	Clear Creek Transit Metropolitan District No. 2 GO	4.000%	12/1/31	525	537
	Clear Creek Transit Metropolitan District No. 2 GO	5.000%	12/1/41	580	620
	Clear Creek Transit Metropolitan District No. 2 GO	5.000%	12/1/50	1,000	1,062
	Clear Creek Transit Metropolitan District No. 2 GO	7.900%	12/15/50	1,125	1,088
	Colorado COP	4.000%	3/15/30	6,000	6,815
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/26	2,390	2,669
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/27	2,515	2,796
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/28	2,300	2,545
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/30	1,615	1,772
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/28	2,750	2,728
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	5/15/29	3,000	2,973
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,400	1,489
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	3,555	4,287
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,000	3,610
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	7,250	7,952
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,500	1,666
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/37	500	562
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,750	1,935
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	475	533
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	6,855	7,846
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	5,405	5,962
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	4,035	4,798

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	485	543
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	2,630	2,984
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	1,000	1,121
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	559
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	3,500	3,718
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	17,695	20,808
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/58	3,000	3,042
[6]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/41	1,125	1,164
[6]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/48	1,100	1,118
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/9/22	4,580	4,731
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	1,000	1,041
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	3,650	4,048
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	8,130	9,004
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/39	775	831
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/49	1,500	1,598
	Cottonwood Highlands Metropolitan District No. 1 GO	5.000%	12/1/49	900	951
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	4.000%	6/1/48	3,695	3,968
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,390	4,939
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/31	15,000	17,829
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/33	32,950	36,677
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/35	2,085	2,478
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/48	30,000	35,363
	Denver CO City & County Airport System Port, Airport & Marina Revenue PUT	5.000%	11/15/25	3,840	4,349
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	3,000	3,371
[4]	DIATC Metropolitan District GO	5.000%	12/1/39	1,245	1,327
[4]	DIATC Metropolitan District GO	5.000%	12/1/49	2,000	2,121
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	12,000	11,341
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	21,610	18,459
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	10,045	8,337
[8]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	0.384%	9/1/24	700	699
	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	12/1/51	3,000	3,052
	Erie Commons Metropolitan District No. 2 GO	6.950%	12/15/54	3,100	3,197
	Green Valley Ranch East Metropolitan District No. 6 GO	5.875%	12/1/50	3,550	3,849
	Hogback Metropolitan District GO	5.000%	12/1/41	725	746
	Hogback Metropolitan District GO	5.000%	12/1/51	1,550	1,568
[4]	Horizon Metropolitan District No. 2 GO	4.500%	12/1/51	3,860	3,720

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/39	5,500	6,690
	Morgan Hill Metropolitan District No. 3 GO	4.000%	12/1/51	2,900	2,921
	Morgan Hill Metropolitan District No. 3 GO	6.375%	12/15/51	1,465	1,430
[4]	Peak Metropolitan District No. 1 GO	4.000%	12/1/35	500	518
[4]	Peak Metropolitan District No. 1 GO	5.000%	12/1/41	500	539
[4]	Peak Metropolitan District No. 1 GO	5.000%	12/1/51	2,875	3,073
[4]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	500	512
[4]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	2,000	2,097
	Pronghorn Valley Metropolitan District GO	3.750%	12/1/41	515	502
	Pronghorn Valley Metropolitan District GO	4.000%	12/1/51	650	636
[4]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	0.000%	12/1/25	400	347
[4]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	4.750%	12/1/45	8,860	9,695
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/34	1,590	1,820
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	490	560
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	4,015	4,581
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/38	400	455
	Reunion Metropolitan District Water Revenue	3.625%	12/1/44	6,475	6,044
	Southglenn Metropolitan District GO	3.500%	12/1/26	6,000	6,132
	Southglenn Metropolitan District GO	5.000%	12/1/30	2,285	2,357
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/37	1,615	1,782
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	2,590	2,817
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	325	354
	STC Metropolitan District No. 2 GO	5.000%	12/1/38	1,500	1,606
	STC Metropolitan District No. 2 GO	5.000%	12/1/49	1,500	1,597
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	4.250%	12/1/50	1,650	1,794
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	7.125%	12/15/50	750	772
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	8,000	8,247
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	12,500	12,884
[2]	Vauxmont Metropolitan District GO	5.000%	12/1/50	1,500	1,802
[2]	Vauxmont Metropolitan District GO	3.250%	12/15/50	6,955	7,407
	Village at Dry Creek Metropolitan District No. 2 GO	4.375%	12/1/44	1,875	1,937
	Village Metropolitan District GO	5.000%	12/1/49	1,750	1,919
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/40	750	804
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/50	1,500	1,591
[3]	Westerly Metropolitan District No. 4 GO, 5.200% coupon rate effective 12/1/26	0.000%	12/1/50	1,000	837
[2]	Westminster Public Schools COP	5.000%	12/1/43	2,450	2,916
[2]	Westminster Public Schools COP	5.000%	12/1/48	6,000	7,094
					466,770
Connecticut (1.2%)
	Connecticut GO	4.000%	8/15/29	11,500	12,714
[2]	Connecticut GO	5.000%	6/15/31	6,510	7,303
[5]	Connecticut GO	5.000%	6/15/31	1,800	2,185
	Connecticut GO	5.000%	11/15/31	1,550	1,749
[5]	Connecticut GO	5.000%	6/15/32	5,000	6,060
[5]	Connecticut GO	5.000%	6/15/33	1,800	2,181
	Connecticut GO	3.000%	1/15/34	1,000	1,060
	Connecticut GO	5.000%	9/15/34	3,000	3,638
[5]	Connecticut GO	5.000%	4/15/35	3,150	3,872
	Connecticut GO	5.000%	9/15/35	4,275	5,182
	Connecticut GO	5.000%	11/15/35	1,000	1,127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut GO	3.000%	1/15/36	1,050	1,103
	Connecticut GO	4.000%	1/15/36	4,505	5,251
[5]	Connecticut GO	5.000%	4/15/36	2,300	2,825
	Connecticut GO	3.000%	1/15/37	1,045	1,094
	Connecticut GO	4.000%	1/15/37	4,675	5,437
	Connecticut GO	5.000%	9/15/37	2,360	2,859
	Connecticut GO	3.000%	1/15/38	2,070	2,155
	Connecticut GO	3.000%	1/15/39	2,400	2,489
[5]	Connecticut GO	5.000%	4/15/39	2,490	3,047
	Connecticut GO	4.000%	6/1/39	600	683
	Connecticut GO	3.000%	1/15/40	4,815	4,976
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	10,000	11,822
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	1,500	1,892
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	1,000	1,157
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/36	4,000	4,587
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	4,250	4,914
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/38	8,865	10,419
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/38	10,255	11,823
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	3,905	4,488
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	1,105	1,278
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	3,770	4,318
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/40	1,040	1,198
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/41	3,615	4,509
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/41	1,320	1,663
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,345	2,655
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,650	1,867
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,725	1,950
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/42	7,000	7,611
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/44	3,500	3,741
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	4,000	3,922
[6]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,750	1,940
[6]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,500	2,762
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,000	1,174
[6]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,925	2,119
[6]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,255	1,377
[6]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,760	1,923
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,625	1,892
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	5,750	6,420

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	3,000	3,229
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	2,000	2,314
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	4,250	4,780
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/53	2,600	2,781
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	7/1/45	4,500	4,982
	Hamden CT Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,500	1,627
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/50	2,065	2,181
[4]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/39	7,000	7,893
[4]	Steel Point Infrastructure Improvement District Tax Allocation Revenue	4.000%	4/1/41	575	590
[4]	Steel Point Infrastructure Improvement District Tax Allocation Revenue	4.000%	4/1/51	1,655	1,681
	University of Connecticut College & University Revenue	5.000%	2/15/32	1,040	1,149
	University of Connecticut College & University Revenue	5.000%	2/15/33	2,265	2,498
					220,116
Delaware (0.1%)
[6]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/31	45	55
[6]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/32	295	363
[6]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/33	295	362
[6]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	165	202
[6]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	165	201
[6]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	165	201
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	5,000	5,278
[6]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	165	200
[6]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	165	200
[6]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	181
[6]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	165	199
[6]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	180	217
[6]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	175	210
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,295	1,275
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	430	424
[4]	Millsboro DE Special Tax Revenue	5.125%	7/1/38	3,000	3,256
					12,824
District of Columbia (1.6%)
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/29	640	713
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/39	1,420	1,565
	District of Columbia Charter School Aid Revenue	5.000%	7/1/39	800	934
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/49	3,080	3,354
	District of Columbia Charter School Aid Revenue	5.000%	7/1/49	1,275	1,467
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	5,000	5,673
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/51	1,500	1,676

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Charter School Aid Revenue	5.000%	7/1/54	1,140	1,308
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/56	3,255	3,533
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/61	1,100	1,222
	District of Columbia College & University Revenue	5.000%	10/1/30	5,500	5,613
	District of Columbia College & University Revenue	5.000%	10/1/45	14,760	15,066
	District of Columbia College & University Revenue	5.000%	4/1/51	1,750	2,125
	District of Columbia GO	4.000%	2/1/37	2,550	2,977
	District of Columbia GO	4.000%	2/1/37	3,025	3,532
	District of Columbia GO	5.000%	6/1/37	3,105	3,748
	District of Columbia Health, Hospital, Nursing Home Revenue	4.125%	7/1/27	1,000	1,043
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,035	6,820
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	3,445	3,890
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	1,000	1,128
	District of Columbia Health, Hospital, Nursing Home Revenue	5.125%	1/1/35	4,685	4,830
	District of Columbia Health, Hospital, Nursing Home Revenue	5.250%	1/1/39	4,060	4,187
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/44	3,855	4,314
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/32	1,000	1,067
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/37	890	945
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/42	1,880	1,988
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/52	3,615	3,809
[3,4]	District of Columbia Tax Allocation Revenue, 3.750% coupon rate effective 12/1/25	0.000%	6/1/31	2,162	1,788
[3,4]	District of Columbia Tax Allocation Revenue, 4.250% coupon rate effective 12/1/25	0.000%	6/1/46	4,835	3,783
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/49	920	1,092
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	4,170	4,812
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	2,700	3,081
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	2,625	2,989
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	3,400	3,855
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/40	3,000	3,393
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/41	2,325	2,619
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/51	8,180	9,062
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	58,750	64,275
[2,6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	10,000	11,130
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	2,000	2,174
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/53	5,000	5,038
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/27	2,525	2,966

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/27	1,945	2,285
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/30	4,000	4,352
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	3,850	4,487
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	5,000	6,133
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/32	2,250	2,622
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/33	1,500	1,748
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/34	2,000	2,331
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/35	3,750	4,236
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/35	10,000	11,155
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/35	2,865	3,338
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/36	3,000	3,570
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/37	3,345	3,772
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/38	2,995	3,615
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/39	5,000	5,607
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/39	1,025	1,235
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/44	2,500	2,705
Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/39	5,000	5,822
Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/40	5,000	5,201
Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/40	7,015	8,084
Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/45	5,100	5,823
				298,705
Florida (6.7%)
Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	20,000	21,819
Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,000	3,319
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	500	519
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	15,000	16,148
Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/26	2,000	2,299
Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/26	1,155	1,328
Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/27	2,660	3,124
Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/27	1,275	1,498
Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	2,330	2,788

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	1,980	2,369
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	1,600	1,943
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	2,725	3,308
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/35	3,510	4,230
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/40	2,000	2,227
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/45	7,455	8,260
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/47	5,000	5,824
	Broward County Fl Airport System Revenue Port, Airport & Marina Revenue	4.000%	10/1/44	3,000	3,268
	Broward County FL Port Facilities Port, Airport & Marina Revenue	4.000%	9/1/49	15,320	16,703
[4]	Cape Coral Health Facilities Authority Health, Hospital, Nursing Home Revenue (Gulf Care Project)	5.875%	7/1/40	4,000	4,195
[4]	Cape Coral Health Facilities Authority Health, Hospital, Nursing Home Revenue (Gulf Care Project)	6.000%	7/1/50	7,480	7,833
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	2,250	2,670
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/29	2,315	2,418
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/36	3,405	3,815
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/39	6,610	7,077
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	640	737
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/41	710	754
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/46	4,830	5,389
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/49	6,035	6,398
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	1,255	1,420
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/51	975	1,019
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,075	1,211
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/56	4,235	4,184
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/56	695	721
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	24,135	26,629
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	0.000%	7/1/61	20,000	1,880
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/38	2,210	2,416
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/48	2,070	2,229
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/40	1,220	1,295

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/50	9,300	9,784
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/55	6,895	7,240
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/56	3,065	3,257
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,765	1,840
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,300	5,446
[4,12]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	7.500%	6/1/48	3,000	1,380
[4,12]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	7.000%	7/1/52	600	183
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	2,735	3,022
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	10,460
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	7,545	8,318
	East Central Regional Wastewater Treatment Facilities Operation Board Sewer Revenue	5.000%	10/1/44	11,190	13,203
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	8,250	8,948
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	8,000	8,624
[6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,015	1,132
[6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/39	1,050	1,169
[6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/40	1,050	1,166
[6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/41	1,170	1,297
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/35	325	347
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/36	625	671
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/41	765	809
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/45	600	632
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/46	930	970
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/50	7,200	7,785
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/55	1,000	1,048
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/56	2,985	3,082
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Project)	6.000%	6/15/35	1,000	1,116
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/40	850	906
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/50	1,950	2,055
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	1.750%	6/1/26	1,025	1,002
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/51	4,400	4,883

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	6/1/55	4,000	4,528
[4]	Florida Development Finance Corp. Transit Revenue	7.375%	1/1/49	35,500	38,552
	Florida Development Finance Corp. Transit Revenue PUT	0.300%	7/1/22	21,375	21,356
	Florida GO	5.000%	7/1/28	9,160	11,140
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/30	1,325	1,507
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	9,855	11,166
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/47	10,650	12,018
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/39	2,320	2,619
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/42	20,500	23,830
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/47	10,000	11,648
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	9,000	10,464
[1,4]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB VRDO	0.160%	2/3/22	6,200	6,200
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	1,000	1,106
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/46	3,850	4,240
[2]	Hernando County School District COP	5.000%	7/1/28	5,825	6,679
[2]	Hernando County School District COP	5.000%	7/1/29	6,645	7,601
[2]	Hernando County School District COP	5.000%	7/1/30	6,975	7,960
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	10,000	10,838
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/48	14,610	17,182
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	6,550	7,262
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/55	10,185	11,253
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	2,320	2,724
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	11,450	13,422
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,950	3,378
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,000	1,098
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,000	2,294
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,500	2,857
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/39	1,815	2,079
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/29	370	407
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/39	1,255	1,383
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/49	825	896
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/54	825	893
	Lakeland FL College & University Revenue (Florida Southern College Project)	5.000%	9/1/37	750	763

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lakeland FL College & University Revenue (Florida Southern College Project)	5.000%	9/1/42	1,500	1,525
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	6,250	6,850
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	14,305	15,633
[4]	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Preserve Project)	5.750%	12/1/52	5,000	5,056
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/22	2,000	2,049
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/23	2,815	2,991
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/24	3,175	3,474
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/26	1,465	1,685
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,735	3,304
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,015	4,847
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	5,000	6,019
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	3,000	3,320
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	3,140	3,248
	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/45	5,150	5,707
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	2,200	2,276
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,550	1,686
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	1,060	1,152
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	1,975	2,146
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/32	9,000	9,776
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	29,095	31,604
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,500	1,726
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	3,025	3,467
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/38	5,000	5,518
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	1,675	1,907
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/41	3,775	4,277
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	18,960	21,893
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/49	5,000	5,838
	Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	5.000%	10/1/40	7,575	8,764
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	2,610	3,054
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	4,170	4,294
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	6,395	6,585

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	2,460	2,533
	Miami-Dade County FL Recreational Revenue	0.000%	10/1/31	5,000	3,869
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	3,000	3,383
	Miami-Dade County FL Water & Sewer Water Revenue	3.000%	10/1/36	1,000	1,067
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	8,885	10,026
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	6,000	6,784
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	8,095	9,153
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/46	2,200	2,517
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	3,300	3,770
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/51	2,000	2,250
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	1,855	2,145
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	2,930	3,310
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	4,310	4,950
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	10,920	12,235
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	7,970	8,281
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	5,805	6,013
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	10,575	10,921
	Miami-Dade County IDA Resource Recovery Revenue	0.400%	8/1/23	2,900	2,874
[8]	Miami-Dade County IDA Resource Recovery Revenue PUT, SIFMA Municipal Swap Index Yield + 0.375%	0.435%	7/1/24	10,000	9,951
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	6.000%	10/1/23	1,590	1,721
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	6.000%	10/1/23	1,680	1,818
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	6.250%	10/1/23	5,000	5,432
[2]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/39	7,220	8,174
[2]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/40	5,000	5,650
[2]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/41	4,500	5,056
[2]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/45	5,000	5,555
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	1,780	1,957
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/40	1,000	1,095
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	3,410	3,907
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	10,200	11,600
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,405	1,604

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/41	5,000	5,451
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/22	7,500	7,557
	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	10,030	10,608
[3]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	6,000	7,181
[3]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	9,070
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/35	1,500	992
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	2,745	1,554
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/40	2,850	1,550
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	3,250	3,828
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	3,250	3,803
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	745	749
[6]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	1,110	1,122
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,970	3,176
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	7.500%	6/1/49	3,175	3,310
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	8,000	8,804
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/55	3,125	3,333
[6]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/56	4,630	4,675
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/43	3,250	3,313
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/38	1,345	1,519
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/29	3,190	3,531
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/39	1,000	1,128
[4]	Polk County IDA Industrial Revenue	5.875%	1/1/33	6,000	7,217
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/32	5,000	5,563
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/33	4,000	4,441
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/34	3,015	3,326
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/36	5,000	5,511
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	1,145	1,237
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/26	2,100	2,303
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/27	2,000	2,186
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/28	2,310	2,516

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/29	1,400	1,522
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/30	1,000	1,084
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/32	1,100	1,187
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	15,000	17,837
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/51	830	888
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/56	955	1,014
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	3.750%	11/15/25	5,300	5,304
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	10,800	11,678
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	5,500	5,996
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/43	2,710	2,730
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/44	5,605	5,618
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	24,760	29,037
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	4.000%	12/15/46	2,150	2,231
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	7,185	7,945
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	5,000	5,513
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/55	2,300	2,545
	Tampa FL Appropriations Revenue	2.000%	10/1/46	2,330	1,959
	Tampa FL Appropriations Revenue	2.250%	10/1/51	10,000	8,617
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/45	6,050	6,659
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	7,407	7,498
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,860	6,594
	Tampa FL Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	7,680	8,551
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	8,500	9,617
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	1,195	497
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	2,800	3,267
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	6,050	7,476
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	17,500	19,456
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	7,100	8,234
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	4,500	5,230
	USF Financing Corp. COP	5.000%	7/1/29	5,475	6,123
	USF Financing Corp. COP	5.000%	7/1/33	4,005	4,465
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/42	1,500	1,743

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/47	3,500	4,040
Volusia County Educational Facility Authority College & University Revenue, Prere.	5.000%	4/15/25	6,405	7,152
				1,239,515
Georgia (2.2%)
Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/35	7,510	8,427
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	3,250	3,986
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/33	4,100	4,601
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/34	3,500	3,927
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/35	6,800	7,630
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/37	5,955	6,785
Bulloch County Development Authority College & University Revenue	5.000%	7/1/34	810	951
Bulloch County Development Authority College & University Revenue	5.000%	7/1/36	1,775	2,082
Bulloch County Development Authority College & University Revenue	5.000%	7/1/37	1,945	2,279
Bulloch County Development Authority College & University Revenue	5.000%	7/1/38	985	1,152
Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	200	237
Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	445	526
Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	490	580
Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	245	290
Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN, Prere.	5.000%	7/1/26	5,440	6,222
Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN, Prere.	5.000%	7/1/26	5,000	5,770
Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	4,900	5,585
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	400	457
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	400	456
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	400	454
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	1,450	1,774
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	3,250	3,904
Crisp County Hospital Authority Health, Hospital, Nursing Home Revenue (Crisp Regional Hospital Project)	4.000%	7/1/51	2,535	2,807
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/37	1,140	1,253
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/38	1,350	1,482

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/39	1,030	1,198
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (WellStar Health System Inc. Project)	4.000%	4/1/50	7,500	8,305
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/42	5,805	6,720
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/47	8,500	9,817
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	4,050	4,298
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	8,800	9,315
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/51	2,500	2,585
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/56	8,570	8,795
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/47	5,000	5,465
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/54	3,000	3,270
[4]	George L Smith II Congress Center Authority Industrial Revenue	5.000%	1/1/54	6,000	6,688
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/39	2,255	2,654
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	1,230	1,365
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	5,000	5,631
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	5,000	5,631
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/49	3,180	3,473
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	520	596
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	6,250	7,365
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	250	274
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	32,540	38,353
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	5,250	6,176
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	19,250	22,645
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	11,500	13,521
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	1,220	1,341
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/31	435	480
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	5,775	6,439
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/26	5,630	6,573
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	780	931

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	1,250	1,468
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	1,750	2,255
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	9,500	10,992
[1]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	26,015	27,124
[1]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	500	524
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	5,265	5,751
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	20,355	22,801
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	16,395	18,289
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/44	2,135	2,409
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/46	11,655	13,424
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/45	20,060	22,096
[4]	Rockdale County Development Authority Industrial Revenue (Pratt Paper LLC Project)	4.000%	1/1/38	3,095	3,401
	White County Development Authority College & University Revenue	5.125%	10/1/39	1,635	1,692
	White County Development Authority College & University Revenue	5.250%	10/1/49	3,440	3,531
					399,278
Guam (0.4%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	6.250%	10/1/34	3,320	3,543
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	6.375%	10/1/43	1,440	1,538
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/22	2,330	2,395
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	825	878
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, Prere.	6.250%	10/1/23	2,180	2,365
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, Prere.	6.375%	10/1/23	1,560	1,695
	Guam Department of Education COP	4.250%	2/1/30	1,690	1,807
	Guam Department of Education COP	5.000%	2/1/40	6,125	6,762
	Guam Government Waterworks Authority Water Revenue	5.000%	1/1/46	5,500	6,105
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/35	2,000	2,427
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/40	2,600	3,117
	Guam Income Tax Revenue	5.000%	12/1/33	2,635	2,983
	Guam Income Tax Revenue	5.000%	12/1/46	1,000	1,118
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	3,585	4,014
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	815	950
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	135	151
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/29	1,315	1,555
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/30	1,000	1,200
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/30	500	556
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	1,135	1,383
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/33	9,805	10,870
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	1,000	1,108
	Guam Miscellaneous Taxes Revenue	4.000%	11/15/39	1,960	2,077
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/39	1,780	1,967
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	1,200	1,345

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,512
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	4,125	4,609
					70,030
Hawaii (0.3%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,958
[6]	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/36	7,620	9,435
[6]	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/37	6,700	8,289
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/45	25,465	28,056
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/31	500	580
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/32	1,000	1,159
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/33	2,250	2,606
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/34	1,075	1,239
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/35	1,625	1,871
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	910	1,046
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	750	859
					58,098
Idaho (0.2%)
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/38	1,335	1,506
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/40	1,445	1,618
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/46	2,150	2,368
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/51	3,100	3,396
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	1,350	1,528
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	1,250	1,448
[4]	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	6,880
[4]	Spring Valley Community Infrastructure District No. 1	3.750%	9/1/51	10,000	9,408
					28,152
Illinois (7.7%)
	Chicago Board of Education GO	0.000%	12/1/25	7,700	7,140
[10]	Chicago Board of Education GO	0.000%	12/1/28	5,140	4,404
[10]	Chicago Board of Education GO	0.000%	12/1/30	1,585	1,276
[10]	Chicago Board of Education GO	0.000%	12/1/30	5,100	4,107
[10,13]	Chicago Board of Education GO	0.000%	12/1/30	5,000	4,026
	Chicago Board of Education GO	5.000%	12/1/30	2,055	2,404
	Chicago Board of Education GO	5.000%	12/1/30	2,495	2,919
[4]	Chicago Board of Education GO	6.750%	12/1/30	4,000	5,041
[10]	Chicago Board of Education GO	0.000%	12/1/31	15,000	11,683
[10]	Chicago Board of Education GO	0.000%	12/1/31	1,185	923
[10,13]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,934

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Chicago Board of Education GO	5.000%	12/1/31	625	746
	Chicago Board of Education GO	5.000%	12/1/31	600	700
	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,746
	Chicago Board of Education GO	5.125%	12/1/32	6,225	6,724
	Chicago Board of Education GO	5.000%	12/1/33	5,345	5,479
[2]	Chicago Board of Education GO	5.000%	12/1/33	1,000	1,192
	Chicago Board of Education GO	5.000%	12/1/33	3,930	4,568
[2]	Chicago Board of Education GO	5.000%	12/1/34	1,250	1,488
	Chicago Board of Education GO	5.250%	12/1/35	6,480	7,001
	Chicago Board of Education GO	5.000%	12/1/36	8,905	10,034
	Chicago Board of Education GO	5.000%	12/1/36	2,000	2,336
	Chicago Board of Education GO	5.000%	12/1/38	2,500	2,912
[6]	Chicago Board of Education GO	4.000%	12/1/39	13,500	14,455
	Chicago Board of Education GO	5.250%	12/1/39	19,475	20,963
	Chicago Board of Education GO	5.500%	12/1/39	2,925	2,930
	Chicago Board of Education GO	5.250%	12/1/41	350	351
	Chicago Board of Education GO	5.000%	12/1/42	1,160	1,188
	Chicago Board of Education GO	5.000%	12/1/44	1,000	1,116
	Chicago Board of Education GO	7.000%	12/1/44	36,350	42,564
	Chicago Board of Education GO	6.500%	12/1/46	13,500	16,030
[4]	Chicago Board of Education GO	7.000%	12/1/46	3,185	3,948
[6]	Chicago Board of Education GO	4.000%	12/1/47	6,500	6,846
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/33	250	292
	Chicago IL GO	5.000%	1/1/26	2,750	3,011
	Chicago IL GO	0.000%	1/1/31	4,915	3,680
	Chicago IL GO	4.000%	1/1/38	12,994	14,164
	Chicago IL GO	4.000%	1/1/40	4,041	4,387
	Chicago IL GO	4.000%	1/1/44	5,644	6,074
	Chicago IL GO	4.000%	1/1/49	8,252	8,809
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,525	2,686
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,500	2,751
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/35	2,030	2,233
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	9,000	9,565
[2]	Chicago IL Waterworks Water Revenue	5.250%	11/1/33	440	444
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	1,000	1,088
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	13,220	14,406
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,000	2,255
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,765	1,989
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	16,180	17,237
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,220	2,492
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	6,945	7,392
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	7,200	7,663
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.375%	1/1/33	4,000	4,150
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	7,105	7,555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	11,700	12,430
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	3,930	4,471
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	2,000	2,297
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	13,400	14,670
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	150	174
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,500	1,721
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	11,000	12,026
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,200	1,377
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	1,500	1,721
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,513
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,600	6,114
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	5,701
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	6,365	7,271
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	5,000	5,712
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	10,930	12,486
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	3,365	3,826
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,500	4,012
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,000	1,174
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,720	3,118
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	3,000	3,405
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/38	12,000	12,491
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/39	5,000	5,668
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/39	12,290	13,931
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	3,140	3,684
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/40	5,000	5,659
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	5,475	5,937
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	7/1/48	5,000	5,730
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	3,000	3,463
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	4,500	5,149
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	6,150	7,235
	Chicago Park District GO	5.000%	1/1/35	2,590	2,749

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Chicago Park District GO	5.000%	1/1/37	1,240	1,494
[5]	Chicago Park District GO	4.000%	1/1/38	1,625	1,824
[5]	Chicago Park District GO	5.000%	1/1/40	1,880	2,255
[5]	Chicago Park District GO	4.000%	1/1/41	4,000	4,395
	Chicago Park District GO, Prere.	5.000%	1/1/24	4,910	5,280
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	4,400	4,846
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	3,500	3,842
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/55	5,500	6,502
	Cook County IL GO	5.000%	11/15/31	715	881
	Cook County IL GO	5.000%	11/15/32	470	578
	Cook County IL GO	5.000%	11/15/33	460	565
	Cook County IL GO	5.000%	11/15/34	1,150	1,319
	Cook County IL GO	5.000%	11/15/35	1,025	1,175
[2]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/36	1,000	1,065
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	2,735	3,017
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	500	576
	Illinois Finance Authority College & University Revenue	4.000%	10/1/34	1,620	1,785
	Illinois Finance Authority College & University Revenue	5.000%	10/1/36	1,360	1,565
	Illinois Finance Authority College & University Revenue	5.000%	12/1/37	12,325	13,524
	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	3,250	3,675
	Illinois Finance Authority College & University Revenue	5.000%	12/1/39	1,695	1,977
	Illinois Finance Authority College & University Revenue	5.000%	10/1/41	8,225	9,477
	Illinois Finance Authority College & University Revenue	5.000%	10/1/44	1,250	1,489
	Illinois Finance Authority College & University Revenue	5.000%	12/1/44	2,180	2,518
	Illinois Finance Authority College & University Revenue	5.000%	10/1/49	1,705	2,018
	Illinois Finance Authority College & University Revenue	5.000%	10/1/51	1,000	1,182
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	2/15/22	130	130
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,365	1,567
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/27	785	824
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,075	1,231
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,150	1,233
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	5,000	5,825
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	4,555	4,993
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,580	5,331
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	2,425	2,653
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,915	2,148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	7,300	8,129
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	2,250	2,481
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,875	2,102
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,000	5,809
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	1,400	1,562
[12]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	5,000	3,698
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	4,000	4,207
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,100	1,272
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,900	9,795
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	6,500	7,504
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	1,275	1,420
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	6,300	7,248
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	6,000	6,560
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	2,950	3,348
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,000	2,316
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,205	1,382
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/43	9,250	9,511
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/43	10,000	10,685
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	1,750	1,943
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	10,000	11,249
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	19,750	22,064
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	33,300	37,627
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/47	5,155	5,879
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/47	2,000	2,222
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	1,155	1,270
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/48	4,000	4,149
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/48	2,850	2,759
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,700	4,185
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	8,160	8,812
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	3,858

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	6,000	6,078
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	6,250	6,399
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/22	7,500	7,692
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	5/15/23	1,335	1,406
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	2,000	2,192
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	2,750	3,069
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	2,845	3,198
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	1,000	1,124
	Illinois Finance Authority Water Revenue	4.000%	7/1/39	10,000	11,647
	Illinois GO	5.000%	5/1/22	1,150	1,162
	Illinois GO	5.000%	2/1/23	6,000	6,242
	Illinois GO	5.000%	3/1/23	6,165	6,187
	Illinois GO	5.000%	8/1/23	13,850	14,650
	Illinois GO	5.000%	3/1/24	5,050	5,068
	Illinois GO	5.000%	8/1/24	13,660	13,937
	Illinois GO	5.000%	11/1/24	8,000	8,778
	Illinois GO	5.000%	2/1/25	2,270	2,438
	Illinois GO	5.000%	3/1/25	3,130	3,141
	Illinois GO	5.000%	8/1/25	3,000	3,060
	Illinois GO	5.000%	2/1/26	3,750	4,224
	Illinois GO	5.500%	7/1/26	5,845	6,212
	Illinois GO	5.000%	12/1/26	1,610	1,840
	Illinois GO	5.000%	2/1/28	10,000	11,379
	Illinois GO	4.000%	3/1/28	4,000	4,423
	Illinois GO	5.000%	11/1/28	2,600	2,964
	Illinois GO	5.000%	5/1/29	6,125	6,599
	Illinois GO	5.000%	10/1/29	3,000	3,536
	Illinois GO	5.000%	11/1/29	14,300	16,426
	Illinois GO	5.000%	10/1/30	2,500	2,932
	Illinois GO	5.000%	1/1/33	3,490	3,501
[2]	Illinois GO	5.250%	2/1/33	6,200	6,690
	Illinois GO	5.000%	3/1/33	1,000	1,003
[2]	Illinois GO	5.500%	7/1/33	3,350	3,561
	Illinois GO	4.000%	12/1/33	9,000	9,695
	Illinois GO	5.000%	1/1/34	4,205	4,218
[2]	Illinois GO	5.250%	2/1/34	3,125	3,371
	Illinois GO	4.000%	6/1/34	1,245	1,331
	Illinois GO	5.000%	3/1/35	2,065	2,071
	Illinois GO	5.000%	4/1/35	1,100	1,144
	Illinois GO	5.000%	3/1/36	885	888
	Illinois GO	4.125%	10/1/36	4,500	4,969
	Illinois GO	4.000%	10/1/38	4,000	4,368
	Illinois GO	4.000%	3/1/39	1,050	1,149
	Illinois GO	4.000%	10/1/39	2,475	2,697
	Illinois GO	4.000%	10/1/40	5,000	5,426
	Illinois GO	3.000%	12/1/40	2,500	2,461
	Illinois GO	5.750%	5/1/45	4,325	5,290
[1,4]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.120%	2/3/22	15,035	15,035
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,650	1,729
	Illinois Sales Tax Revenue	5.000%	6/15/26	6,560	7,463

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Sales Tax Revenue	4.000%	6/15/30	4,415	4,767
[5]	Illinois Sales Tax Revenue	4.000%	6/15/35	1,300	1,448
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	2,400	2,638
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	9,500	10,668
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	8,710	9,896
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/43	15,355	19,124
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	2,500	2,821
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/45	2,965	3,621
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	10,000	8,243
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	13,555	10,845
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	10,000	7,878
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	10,335	7,986
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	10,000	7,605
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	3,700	2,770
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	625	410
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	675	426
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	10,000	6,236
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	2,000	1,212
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	3,025	1,803
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	1,850	1,080
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/39	3,760	2,157
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	1,750	983
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	10,000	5,671
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	3,100	1,710
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/40	1,000	1,100
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	475	263
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	2,900	1,566
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/41	2,050	1,085
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	5,000	5,786
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	10,000	5,047
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	23,500	25,060

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	44,500	14,311
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.000%	6/15/53	7,575	8,253
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.500%	6/15/53	14,000	15,509
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.000%	6/15/57	12,255	13,718
[1,4]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	0.140%	2/3/22	2,633	2,633
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	4.000%	6/15/50	22,500	23,884
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	27,500	31,221
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	6/15/42	6,500	6,606
[5]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	21,800	8,347
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/33	4,000	4,417
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	5,000	5,494
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/36	4,520	4,945
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	22,925	26,223
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/42	5,000	5,385
	Romeoville IL GO	4.000%	12/30/33	4,710	5,418
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/27	1,260	1,301
[5]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	13,330	10,651
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/31	9,150	9,423
	Will County IL GO	4.000%	11/15/47	4,000	4,551
					1,422,475
Indiana (1.2%)
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/29	2,000	2,121
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.250%	2/1/34	2,650	2,806
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/39	3,300	3,469
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.950%	4/1/26	4,525	4,413
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,700	1,867
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	23,915	27,527
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	10,005	11,183
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/23	6,000	6,275
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/23	5,000	5,229
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/25	7,205	8,028

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Industrial Revenue	4.125%	12/1/26	7,500	8,122
[4]	Indiana Finance Authority Industrial Revenue	7.000%	3/1/39	14,200	11,197
	Indiana Finance Authority Industrial Revenue	6.750%	5/1/39	2,000	2,573
	Indiana Finance Authority Industrial Revenue, Prere.	5.000%	7/1/23	25,550	26,985
	Indiana Finance Authority Industrial Revenue, Prere.	5.000%	7/1/23	28,315	29,905
	Indiana Finance Authority Industrial Revenue, Prere.	5.000%	7/1/23	2,500	2,640
	Indiana Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	0.220%	3/1/22	6,250	6,249
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue, ETM	7.375%	7/1/23	16,100	17,046
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/31	1,175	1,409
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/31	5,000	5,322
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/32	4,500	4,789
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/33	3,150	3,350
	Valparaiso IN Industrial Revenue (Pratt Paper LLC Project)	6.750%	1/1/34	2,550	2,783
	Whiting IN Industrial Revenue PUT	5.000%	6/5/26	23,240	26,594
					221,882
Iowa (0.5%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,725	4,009
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.250%	12/1/25	18,400	19,568
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/37	27,515	29,634
[1]	Iowa Finance Authority Industrial Revenue PUT	1.500%	4/1/24	6,250	6,268
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/40	2,500	2,984
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,380	3,688
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,700	6,198
	Iowa Student Loan Liquidity Corp. Student Loan Revenue	5.000%	12/1/22	500	518
	Iowa Student Loan Liquidity Corp. Student Loan Revenue	5.000%	12/1/24	1,095	1,203
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.000%	6/1/65	25,000	3,957
	Xenia Rural Water District Water Revenue	5.000%	12/1/31	1,610	1,820
	Xenia Rural Water District Water Revenue	5.000%	12/1/36	3,300	3,710
	Xenia Rural Water District Water Revenue	5.000%	12/1/41	2,000	2,238
					85,795
Kansas (0.4%)
[4,10]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	6,000	6,672
[4,10]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	3,500	3,892
[5]	Ford County Unified School District No. 443 Dodge City GO	4.000%	3/1/28	1,040	1,171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,637
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	2,000	2,174
[4]	Kansas Independent College Finance Authority College & University Revenue	7.000%	6/1/45	4,050	4,222
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,100	5,973
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	1,150	1,206
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	13,415	15,924
	Wichita KS GO	5.000%	12/1/34	2,280	2,565
	Wichita KS GO	5.000%	12/1/35	2,365	2,661
	Wichita KS GO	5.000%	12/1/39	11,305	12,696
	Wichita KS Health, Hospital, Nursing Home Revenue	6.375%	5/15/43	7,000	7,250
	Wichita KS Health, Hospital, Nursing Home Revenue	6.500%	5/15/48	6,500	6,734
	Wichita KS Health, Hospital, Nursing Home Revenue, Prere.	7.375%	12/15/23	5,000	5,571
	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.500%	6/1/40	2,125	2,185
					82,533
Kentucky (0.9%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,010	1,137
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	12,955	14,431
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.750%	9/1/26	12,250	12,313
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	5,000	5,722
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	9,550	11,025
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	2,950	3,404
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/31	1,695	2,005
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/32	1,800	2,127
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	1,160	1,368
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	2,565	2,766
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	585	616
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	18,295	19,455
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	15,515	16,683
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	12,485	13,437
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	10,950	11,927
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	6,670	7,432

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.400% coupon rate effective 7/1/23	0.000%	7/1/33	3,065	3,750
[3]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.600% coupon rate effective 7/1/23	0.000%	7/1/39	3,000	3,636
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	6.000%	7/1/23	12,025	12,881
[6]	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/29	2,500	3,009
[6]	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/30	3,180	3,889
[6]	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/31	1,250	1,554
[6]	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/32	1,335	1,654
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	1,000	1,116
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.750%	10/1/42	9,500	10,187
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	4,970	5,044
					172,568
Louisiana (1.1%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	815	832
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,800	3,179
[2]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/42	4,000	4,491
[2]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/47	4,100	4,579
[4]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.500%	6/15/38	1,000	1,115
[4]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.625%	6/15/48	4,490	4,958
	Lake Charles Harbor & Terminal District Industrial Revenue PUT	1.000%	12/1/24	18,000	17,770
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,250	3,507
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,815	2,182
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,265	2,720
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	17,395	19,256
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	5/15/40	100	107
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	10,310	12,263
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	8,500	9,753
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	5,908
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/49	5,000	5,571

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	3,200	3,560
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	8,000	8,150
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	105	118
[2]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	3,500	3,928
[4]	Louisiana Public Facilities Authority Revenue	6.500%	7/1/36	24,720	25,845
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/28	750	863
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/29	750	862
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/30	860	988
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/31	595	683
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/32	500	574
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/33	750	860
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	2,725	2,971
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	500	573
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/35	2,025	2,205
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/43	2,250	2,569
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/48	5,000	5,696
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/43	10,140	11,638
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/45	2,655	3,039
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/48	3,500	4,034
	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue, Prere.	5.000%	4/1/23	1,210	1,266
	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue, Prere.	5.000%	4/1/23	2,720	2,845
	St. Charles Parish LA Industrial Revenue PUT	4.000%	6/1/22	12,515	12,654
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,660	1,693
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	2,140	2,209
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	500	569
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	1,045	1,187
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	775	878
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	615	692
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/42	1,065	1,196
					202,536
Maine (0.3%)
[4]	Finance Authority of Maine Industrial Revenue	8.000%	12/1/51	10,000	9,766
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/31	775	853

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/32	545	599
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/34	750	824
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/35	900	1,046
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/37	2,105	2,306
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/46	2,000	2,248
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/51	4,820	5,393
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,500	3,945
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,250	2,652
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	4,500	5,061
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	7,750	8,686
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,000	3,514
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	5,250	5,846
					52,739
Maryland (1.3%)
	Anne Arundel County Consolidated Special Taxing District Special Tax Revenue (Villages at 2 Rivers Project)	5.125%	7/1/36	1,030	1,079
	Anne Arundel County Consolidated Special Taxing District Special Tax Revenue (Villages at 2 Rivers Project)	5.250%	7/1/44	2,150	2,252
	Baltimore MD Appropriations Revenue (Harbor Point Project)	5.000%	6/1/36	1,250	1,351
	Baltimore MD Appropriations Revenue (Harbor Point Project)	5.125%	6/1/43	3,650	3,914
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.500%	6/1/39	650	657
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.700%	6/1/39	200	200
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.625%	6/1/46	1,750	1,772
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.875%	6/1/46	750	752
[4]	Frederick County MD College & University Revenue	5.000%	9/1/45	2,100	2,265
[4]	Frederick County MD Tax Allocation Revenue	4.625%	7/1/43	5,300	6,061
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,065	2,131
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,730	1,796
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,715	1,780
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/44	1,250	1,284

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/46	7,205	7,386
[4]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/28	500	525
[4]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/34	1,000	1,036
[4]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.375%	2/15/39	1,000	1,039
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/34	5,000	5,190
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	5,360	5,727
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/30	7,500	8,050
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/29	3,060	3,420
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/30	3,445	3,849
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/31	2,590	2,893
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/34	1,000	1,232
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/35	1,000	1,229
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/36	1,000	1,219
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/37	1,350	1,525
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/38	1,300	1,466
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/39	1,800	2,026
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/40	1,500	1,679
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/41	1,600	1,788
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/51	8,000	8,759
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/25	200	218
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/26	175	194
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/27	145	163
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/28	175	196
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/29	190	212
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/30	325	361
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/31	375	415
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/32	325	358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/39	1,100	1,223
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/44	1,000	1,107
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/40	6,005	6,570
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/50	6,065	6,572
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	4.000%	6/1/42	2,500	2,660
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/46	750	829
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/51	1,000	1,101
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/55	1,250	1,372
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,100	1,275
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	545	678
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/36	5,030	5,940
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,250	1,448
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	250	282
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	930	1,045
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,500	1,692
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	15,000	16,589
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	7,000	7,614
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	2,420	2,709
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	1,500	1,682
[4,8]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.540%	0.600%	12/8/27	15,950	15,950
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	6,750	6,878
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	2,035	2,290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland State Transportation Authority Port, Airport & Marina Revenue	5.000%	6/1/26	4,615	5,260
	Maryland State Transportation Authority Port, Airport & Marina Revenue	4.000%	6/1/34	6,760	7,548
[14]	Montgomery County Housing Opportunites Commission Local or Guaranteed Housing Revenue	2.950%	7/1/55	2,000	2,013
	Prince George's County MD COP	5.000%	10/1/48	15,000	17,918
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/37	9,000	9,486
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/47	6,030	6,304
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	1,250	1,338
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/42	2,500	2,664
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/47	4,120	4,378
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/47	5,000	5,532
	Westminster MD Health, Hospital, Nursing Home Revenue	6.125%	7/1/39	750	808
	Westminster MD Health, Hospital, Nursing Home Revenue	6.250%	7/1/44	2,000	2,153
					242,357
Massachusetts (2.5%)
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,000	3,171
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	1,620	1,709
	Commonwealth of Massachusetts GO	5.000%	5/1/31	12,500	13,565
	Commonwealth of Massachusetts GO	5.000%	5/1/32	9,000	9,769
	Commonwealth of Massachusetts GO	5.000%	1/1/43	8,205	9,744
	Commonwealth of Massachusetts GO	5.000%	11/1/44	7,000	8,319
	Commonwealth of Massachusetts GO	4.000%	2/1/45	10,000	11,084
	Commonwealth of Massachusetts GO	4.000%	2/1/46	10,025	11,100
	Commonwealth of Massachusetts GO	2.000%	4/1/50	7,500	6,162
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	5,750	7,180
	Easthampton MA GO	3.000%	6/1/33	2,270	2,396
	Lowell MA GO	2.000%	9/1/40	1,460	1,324
	Lowell MA GO	2.000%	9/1/41	1,440	1,286
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	4,205	3,619
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	7,625	9,179
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,000	2,362
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	6,060	7,280
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	14,070	16,828
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/34	1,000	1,106
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	2,482
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	7,000	7,604
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/41	1,750	1,894

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	2,490	2,797
	Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/44	4,000	4,325
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	3,000	3,522
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	13,170	14,680
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/47	2,000	2,227
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	2,000	2,285
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/49	1,000	1,189
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	1,000	1,068
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	1,750	1,847
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	1,000	1,061
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	5,000	5,918
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	950	962
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,010
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,050	1,054
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,809
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	635	645
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,100	1,098
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,150	1,139
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,183
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,830	2,085
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,000	5,691
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	5,000	5,688
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,175	1,142
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,750	3,120
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	215	225
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	1,747
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	4,000	4,533
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	500	596
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	500	538
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,000	4,354

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,295	2,138
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,000	5,906
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	6,280	6,560
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	1,085	1,181
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	7,165	7,554
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	2,790	3,255
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	520	590
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,000	1,172
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,500	1,371
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	3,000	3,220
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	7,500	8,823
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	7,235	8,473
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	15,300	16,417
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	120	122
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	745	759
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,000	1,149
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	1,000	1,132
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/34	1,500	1,691
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/41	1,685	1,884
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/43	8,170	9,098
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	5,000	5,536
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	4,565	5,069
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	3,000	3,308
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,645	1,825
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,000	1,111
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/34	565	646
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	1,255	1,405
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/48	1,020	1,115
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/22	1,500	1,528
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	1/1/24	7,000	7,451

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/26	1,250	1,411
Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/27	1,600	1,842
Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	2,500	2,928
Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	1,250	1,464
Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/29	1,400	1,666
Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/30	1,425	1,721
Massachusetts Educational Financing Authority Student Loan Revenue	2.625%	7/1/36	2,415	2,391
Massachusetts Educational Financing Authority Student Loan Revenue	2.000%	7/1/37	4,000	3,823
Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/36	965	944
Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	2,000	2,103
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/28	840	1,004
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/29	650	788
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/30	625	771
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,500	1,881
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/32	2,000	2,509
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,585	3,124
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	600	752
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	3,440	4,313
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,622
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	720	903
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,761
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	5,000	6,026
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	600	750
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	5,205	6,510
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	760	949
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	790	985
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	6,275	7,535
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	675	840
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	575	715
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	800	993

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Port Authority Port, Airport & Marina Revenue	4.000%	7/1/46	22,060	23,732
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/47	3,110	3,611
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	7,500	8,864
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/25	1,000	1,114
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/26	1,000	1,143
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/27	1,030	1,204
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/31	1,250	1,503
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/33	1,000	1,203
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/34	2,750	3,300
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/35	1,350	1,620
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/36	1,125	1,345
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/37	1,215	1,453
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	15,000	18,110
					467,416
Michigan (2.6%)
[15]	Chippewa Valley Schools GO	5.000%	5/1/31	1,000	1,136
[2]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/48	10,000	10,761
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.250%	7/1/22	4,735	4,829
[5]	Genesee County MI GO	5.250%	2/1/40	12,330	13,744
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/40	1,125	1,407
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/41	1,150	1,436
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/46	2,250	2,777
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/51	3,625	4,454
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,730	1,874
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	3,550	3,840
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	5,000	4,835
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	6,000	6,911
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,000	1,221
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,750	2,122
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	3,015	3,404
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,000	1,211
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,750	2,100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grosse Pointe Public School System GO	5.000%	5/1/33	1,285	1,578
	Grosse Pointe Public School System GO	5.000%	5/1/34	1,435	1,759
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	3,030	3,269
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,330	3,587
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	4,720	5,080
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	4,830	5,184
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	20	22
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	20	22
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	30	33
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	30	33
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	7,500	8,054
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/43	16,110	17,151
[6]	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,000	1,097
[2,15]	Lincoln Consolidated School District GO	5.000%	5/1/40	1,250	1,407
[2]	Livonia Public Schools GO	5.000%	5/1/45	4,600	5,202
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/27	875	1,013
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/28	1,000	1,155
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/29	1,000	1,152
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/30	1,080	1,243
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/31	1,010	1,162
[15]	Marysville Public Schools District GO	5.000%	5/1/37	2,135	2,427
	Michigan Finance Authority College & University Revenue	4.000%	2/1/42	745	800
	Michigan Finance Authority College & University Revenue	5.000%	2/1/47	2,000	2,173
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	4.000%	5/1/31	1,250	1,271
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/36	2,340	2,540
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/46	2,000	2,131
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/43	6,390	7,600
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	7,040	7,850
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	3,875	4,317
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	2,500	3,052
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,340	2,599
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	4,670	5,187
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	4,025	4,468
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	5,400	5,872

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	2,200	2,440
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,515	2,788
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	2,510	2,589
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,500	6,706
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,601
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	4,750	5,297
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,875	2,184
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	8,630	9,633
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	9,850	11,148
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	4,000	4,431
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,750	3,001
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,025	3,301
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	115	126
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/33	3,000	3,300
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/34	3,670	4,035
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	11,005	13,073
	Michigan Finance Authority Lease Revenue (Local Government Loan Program)	4.500%	10/1/29	5,000	5,220
[2]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	4,400	4,794
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	2,000	2,177
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	5,500	6,131
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	8,430	9,374
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	17,825	18,162
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	7,505	7,644
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/40	18,925	23,129
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,000	4,390
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	2,500	2,723
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	2,805	3,055
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,500	1,632
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	5,000	5,613
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/50	6,000	6,645
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	2,115	2,145
	Michigan Strategic Fund Appropriations Revenue (AMT-I-75 Improvement Project)	5.000%	6/30/48	2,750	3,161
[2]	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	4.250%	12/31/38	10,000	11,277

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	5.000%	12/31/43	13,565	15,708
	Michigan Strategic Fund Industrial Revenue PUT	4.000%	10/1/26	5,000	5,462
	Michigan Strategic Fund Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.580%	8/1/24	3,400	3,355
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/36	3,000	3,767
	Novi Community School District GO	5.000%	5/1/35	1,840	2,300
	Novi Community School District GO	5.000%	5/1/38	1,905	2,369
	Novi Community School District GO	5.000%	5/1/40	1,955	2,431
	Oakland University College & University Revenue	5.000%	3/1/41	5,000	5,637
	Oakland University College & University Revenue	5.000%	3/1/47	9,035	10,182
[15]	Rockford Public Schools GO	5.000%	5/1/37	1,240	1,410
[15]	Rockford Public Schools GO	5.000%	5/1/38	1,025	1,164
[15]	Rockford Public Schools GO	5.000%	5/1/39	1,025	1,161
[15]	Rockford Public Schools GO	5.000%	5/1/40	1,025	1,159
[15]	Rockford Public Schools GO	5.000%	5/1/41	1,025	1,157
[15]	Rockford Public Schools GO	5.000%	5/1/44	2,250	2,528
[15]	Romeo Community School District GO	5.000%	5/1/37	1,825	2,074
[15]	Romeo Community School District GO	5.000%	5/1/41	2,000	2,256
	Summit Academy North Charter School Aid Revenue	2.250%	11/1/26	1,340	1,298
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/31	1,565	1,675
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/41	3,000	3,123
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	6,125	6,333
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,905	2,232
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,980	2,315
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	1,800	2,106
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,455	2,867
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,065	2,134
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,160	2,524
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	5,000	5,590
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	4,000	4,476
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/39	1,700	1,855
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/44	2,000	2,173
					478,298
Minnesota (0.6%)
	Anoka MN Health, Hospital, Nursing Home Revenue	5.375%	11/1/34	1,135	1,200
	Anoka MN Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	1,700	1,807
	Anoka MN Health, Hospital, Nursing Home Revenue	5.500%	11/1/46	2,980	3,215
[6]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/32	500	612
[6]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	625	765

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/34	600	673
[6]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/35	500	560
[6]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/36	450	503
[6]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/37	425	475
[6]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/38	450	502
[6]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/39	300	334
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,305	1,362
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	5,538
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	11,665	13,730
	Independence MN Charter School Aid Revenue	4.000%	7/1/51	1,400	1,486
	Independence MN Charter School Aid Revenue	4.000%	7/1/56	1,080	1,142
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,000	1,168
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,000	1,163
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	850	985
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	578
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	500	577
	Minneapolis MN GO	3.000%	12/1/33	4,260	4,529
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	2,245	2,533
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	415	478
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	200	229
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	225	258
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	225	258
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	250	287
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	230	264
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	250	286
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	1,750	2,086
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	300	344
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/38	1,500	1,789
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/39	1,235	1,473
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/41	750	858
	Minnesota GO	4.000%	9/1/37	11,540	13,665
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/36	1,175	1,268

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/38	850	916
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/39	1,000	1,075
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/40	625	672
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/47	2,000	2,134
	Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/33	1,380	1,596
	Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/36	880	1,012
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/24	325	355
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/25	500	560
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/26	500	572
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/27	600	698
	Rochester MN Health, Hospital, Nursing Home Revenue	6.875%	12/1/48	9,200	9,677
	Scott County MN GO	3.000%	12/1/32	1,775	1,894
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	5,933
	St. Francis Independent School District No. 15 GO	4.000%	2/1/33	410	421
	St. Francis Independent School District No. 15 GO	4.000%	2/1/34	325	333
	St. Francis Independent School District No. 15 GO	4.000%	2/1/35	575	590
	St. Francis Independent School District No. 15 GO	4.000%	2/1/36	750	769
	St. Francis Independent School District No. 15 GO	4.000%	2/1/37	400	410
[4]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/38	700	743
[4]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/48	2,285	2,405
[4]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/53	1,615	1,697
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/22	100	100
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/23	200	203
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/24	200	204
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/25	200	205
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	250	257
					104,411
Mississippi (0.2%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,165	4,642
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,450	2,723
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,219
[4]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,500	2,728

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,000	1,205
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,000	1,204
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	3,500	4,004
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/46	17,500	19,903
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/35	2,000	2,394
					41,022
Missouri (1.7%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,050	3,448
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	110	126
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	10,000	10,149
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/36	2,690	3,054
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,820	2,026
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	3,160	3,502
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/43	3,400	3,746
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	1,475
	Conley Road Transportation Development District Sales Tax Revenue	4.250%	5/1/33	1,970	2,007
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	2,290
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,065	1,179
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,105	1,188
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/31	1,330	1,587
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/32	1,475	1,761
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/34	2,155	2,425
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/35	1,485	1,666
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/36	3,000	3,363
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/37	4,155	4,637
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/46	8,000	9,268
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/54	35,000	40,569
[2]	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/57	7,000	7,667
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/42	4,250	4,819
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,425	1,549
[4]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	4.000%	11/1/27	1,850	1,842
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/47	4,000	4,621
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/40	1,410	1,506

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/45	2,000	2,136
	Missouri Health & Educational Facilities Authority College & University Revenue (St. Louis College of Pharmacy Project)	5.500%	5/1/43	8,500	8,985
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	1,835	2,057
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,290	2,562
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,065	1,177
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	200	213
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	5,000	5,467
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	16,000	18,075
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	12,500	13,449
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	5,489
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	2,745	2,915
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/49	1,530	1,671
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	40,000	44,642
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	12,610	13,771
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/32	9,015	9,872
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/33	17,460	19,067
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,000	2,153
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.125%	12/1/45	4,250	4,546
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	3,000	3,285
[4]	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.250%	5/15/53	10,000	9,599
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	4.000%	11/15/36	1,400	1,454
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/41	1,000	1,069
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/46	1,750	1,862
	St. Louis Missouri IDA Lease (Appropriation) Revenue (BallparK Village Development Project)	3.875%	11/15/29	1,320	1,276
	St. Louis Missouri IDA Tax Allocation Revenue (St. Louis Innovation District Project)	4.375%	5/15/36	3,000	3,026
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,450	1,682
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,570	1,821
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,000	1,160
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,160
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,000	1,157
					309,428
Montana (0.0%)
[6]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	721
[6]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,450	1,625
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	1,000	1,054
					3,400
Multiple States (0.5%)
[16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.304%	5/15/27	21,425	21,364
[4,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	4,740	5,033
[4]	Invesco Trust Putter Revenue TOB VRDO	0.210%	2/1/22	45,000	45,000
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.260%	2/1/22	10,000	10,000
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.260%	2/1/22	15,000	15,000
					96,397
Nebraska (0.5%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/32	2,500	2,562
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	3,970	4,992
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/37	475	620
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	14,420	14,778
[1]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	15,580	16,937
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/47	4,020	4,641
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	1,000	1,121
[8]	Douglas County NE College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	0.630%	9/1/26	4,000	4,014
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	4.000%	4/1/32	2,010	2,216
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	4.000%	4/1/33	1,785	1,963
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	7,275	8,199
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/43	3,740	4,142
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/51	10,000	11,352
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	3,690	4,167
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,065	3,380
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	10,500	11,528
					96,612

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nevada (0.2%)
	Carson City NV Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/22	9,500	9,740
[2]	Clark County School District GO	5.000%	6/15/32	1,000	1,243
[6]	Henderson Local Improvement Districts Special Assesment Revenue	4.000%	9/1/51	500	509
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	2,000	2,276
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	2,000	2,267
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/49	2,000	2,186
	Las Vegas NV Special Improvement District No. 611	4.000%	6/1/40	450	477
	Las Vegas NV Special Improvement District No. 611	4.125%	6/1/50	2,300	2,424
	Las Vegas NV Special Improvement District No. 815	5.000%	12/1/49	1,000	1,123
	Las Vegas NV Special Improvement District No. 816	3.000%	6/1/41	650	618
	Las Vegas NV Special Improvement District No. 816	3.125%	6/1/51	1,425	1,339
	North Las Vegas NV	4.250%	6/1/34	575	623
	North Las Vegas NV	4.500%	6/1/39	765	835
	North Las Vegas NV	4.625%	6/1/43	770	837
	North Las Vegas NV	4.625%	6/1/49	1,210	1,306
[4]	Reno NV Sales Tax Revenue	0.000%	7/1/58	23,500	3,885
	Tahoe-Douglas Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/51	3,250	3,614
	Washoe County NV Water Revenue PUT	0.625%	4/15/22	3,000	3,000
					38,302
New Hampshire (0.3%)
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,300	1,477
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,245	1,406
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,355	1,525
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	7,000	7,866
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.250%	7/1/39	1,810	1,883
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.625%	7/1/46	1,000	1,051
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.750%	7/1/54	2,000	2,107
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	3,890	4,358
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	3,250	3,321
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	4,000	4,088
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	1,850	1,891
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/24	3,750	4,033

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	4,000	4,523
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	14,340	16,288
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	574
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,482
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,527
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	1,175
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,050	1,094
					61,669
New Jersey (5.2%)
[2]	Atlantic City NJ GO	4.000%	11/1/24	4,805	4,897
	Atlantic City NJ GO	5.000%	12/1/24	620	639
[2]	Atlantic City NJ GO	4.000%	11/1/25	2,405	2,449
	Atlantic City NJ GO	5.000%	12/1/25	1,135	1,169
	Atlantic City NJ GO	5.000%	12/1/26	365	376
	Atlantic City NJ GO	5.000%	12/1/29	125	128
	Camden County Improvement Authority College & University Revenue	5.000%	12/1/25	1,195	1,270
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	5,000	5,209
[7]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	1/1/23	1,450	1,456
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/27	1,225	1,426
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	7,000	7,990
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	3,500	3,979
	Industrial Pollution Control Financing Authority of Gloucester County Resource Recovery Revenue	5.000%	12/1/24	7,595	8,036
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	4,750	4,767
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	10,000	10,536
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	18,055	19,742
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	6,300	6,966
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	5,000	5,874
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	5,000	6,025
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	2,000	2,290
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	4,290	5,100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	275	306
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	5,185	6,150
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	415	460
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	415	459
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	5,835	6,312
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/40	2,365	2,643
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	655	724
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	8,565	9,942
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/44	1,000	1,172
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	1,580	1,727
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	10,000	11,243
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,275	1,473
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/49	1,650	1,792
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	2,495	2,709
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	3,000	3,574
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	6,700	7,981
[4]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/39	2,120	2,275
[4]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/49	2,140	2,273
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	3,800	4,142
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.125%	1/1/39	2,000	2,024
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	2,000	2,022
	New Jersey Economic Development Authority Industrial Revenue	5.125%	9/15/23	3,325	3,421
	New Jersey Economic Development Authority Industrial Revenue	5.250%	9/15/29	5,750	5,912
	New Jersey Economic Development Authority Industrial Revenue	5.375%	1/1/43	4,925	5,280
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	4,665	5,308
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (St. Government Buildings Project)	5.000%	6/15/47	5,000	5,716
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	2,940	3,475
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	5,000	5,909
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	4,000	4,727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	1,870	2,112
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	8,955	10,395
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	500	542
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	1,000	1,039
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,150	1,205
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	500	538
[4]	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/40	3,000	2,972
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/41	2,870	2,935
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	3,500	3,724
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	7,000	7,233
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/50	1,175	1,248
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/22	8,325	8,355
	New Jersey Economic Development Authority Port, Airport & Marina Revenue	5.000%	10/1/37	18,200	20,878
	New Jersey Economic Development Authority Water Revenue	4.000%	8/1/59	4,200	4,494
	New Jersey Economic Development Authority Water Revenue	5.000%	8/1/59	3,750	4,345
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,435
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,000	3,435
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	2,080	2,499
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/46	4,100	4,342
	New Jersey GO	4.000%	6/1/30	2,130	2,447
	New Jersey GO	4.000%	6/1/31	1,660	1,926
	New Jersey GO	4.000%	6/1/32	6,920	8,109
	New Jersey GO	2.000%	6/1/33	6,175	5,770
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/38	6,635	7,066
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	7,720	9,022
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	16,240	17,477
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	10,000	9,821
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	4,375	4,941
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	5,000	5,288
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/22	2,500	2,587

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/22	1,900	1,966
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/24	3,750	4,135
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/25	3,380	3,812
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/26	2,300	2,648
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,600	2,970
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,870	3,361
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/28	2,010	2,040
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	1,405	1,634
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.750%	12/1/28	735	736
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/29	2,235	2,257
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/30	6,800	6,926
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/30	2,465	2,480
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/31	7,500	7,617
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.500%	12/1/31	4,250	4,302
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/33	8,500	8,588
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/34	8,160	8,183
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.500%	12/1/40	4,600	4,493
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	6,770	7,180
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	6,565	6,809
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	2,500	2,686
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	30,000	27,965
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	7,025	6,183
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	10,550	12,070
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	6,375	7,280
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	1,000	1,140
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,385	2,685
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	10,000	10,996
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	7,000	7,759
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	8,000	9,418
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,625	8,954

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,920	2,252
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	10,165	11,909
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	6,500	7,892
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,700	3,477
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	5,595	6,223
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	2,665	2,952
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	4,855	5,399
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	6,285	6,941
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.125%	6/15/39	1,630	1,798
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	2,160	2,386
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	5,285	5,822
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	4,000	4,393
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/36	3,790	4,165
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/42	3,000	3,284
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.250%	6/15/43	2,500	2,950
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/46	2,500	2,894
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	5,000	5,244
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/39	5,300	5,592
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	16,125	17,550
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	19,370	21,020
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/30	4,850	5,765
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	3,790	4,162
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	500	604
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	4,500	4,934
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	5,000	5,433
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	11,265	13,069
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	9,000	9,861
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,000	3,559
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	3,750	4,049

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	14,500	15,741
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	6,343
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	4,500	5,313
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	5,000	2,929
[10]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	10,050	10,691
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	10,000	11,653
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,500	2,988
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	10,000	11,643
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	5,400	6,441
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	15,530	17,504
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	3,730	4,275
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	25,360	28,256
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	4,010	4,521
	Salem County Pollution Control Financing Authority Industrial Revenue (Chambers Project)	5.000%	12/1/23	16,180	16,857
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/34	1,150	1,316
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/35	1,250	1,427
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/37	1,370	1,557
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	8,550	10,178
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	22,760	24,948
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	10,660	11,965
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	23,730	26,418
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	8,340	9,507
[4]	Union County Improvement Authority Resource Recovery Revenue	6.750%	12/1/41	9,025	9,227
					968,205
New Mexico (0.3%)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.500%	7/1/42	5,000	5,081
[1,17]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	47,720	53,087
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/44	500	550
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/49	2,495	2,737
					61,455
New York (11.1%)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	4,000	4,701
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	3,810	4,450
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	12,720	14,357
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	1,000	720
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	2,110	1,002

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	3,000	1,364
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	1,000	1,020
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,700	1,906
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,750	1,959
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	3,000	3,310
[4]	Build NYC Resource Corp. College & University Revenue	5.500%	9/1/45	5,600	6,190
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/28	4,035	4,565
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/31	4,425	4,977
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/41	5,905	6,597
[4]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	5.000%	6/15/51	1,500	1,694
[4]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	1,380	1,592
[4]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	7,570	8,646
[4]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	9,100	10,325
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/33	955	1,087
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/35	850	967
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/36	670	762
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/39	1,500	1,595
[2]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/47	7,500	8,186
	Huntington Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/25	2,125	2,107
[4]	Jefferson County Industrial Development Agency Industrial Revenue	5.250%	1/1/24	6,280	6,111
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,000	1,124
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	4,500	5,197
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	1,000	1,124
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	5,000	5,762
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	1,000	1,123
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	1,600	1,796
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,500	1,683

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	12,040	13,059
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,590	1,585
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	7,000	8,082
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,250	1,381
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,215	1,426
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,000	1,173
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	5,625	6,699
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,000	1,191
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,100	2,450
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,206
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,223
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,460	2,782
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,950	4,461
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	2,000	2,319
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	2,900	3,167
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,415	1,574
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	3,410	4,097
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	400	438
[5]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	10,000	11,285
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	14,360	16,628
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,880	3,335
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	3,695	4,427
[5]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	8,470	9,999
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	1,540	1,650
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/36	9,225	9,942
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	6,875	7,758
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	1,155	1,283
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	10,000	10,686
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	8,030	8,726
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	10,000	11,809

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	4,000	4,332
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,000	2,154
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	12,945	14,835
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	9,390	10,880
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	5,000	5,364
[5]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	20,000	21,856
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	9,070	9,668
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	2,000	2,362
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	7,000	7,855
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	5,500	6,246
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	13,930	13,930
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	5,250	5,312
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/22	6,040	6,180
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	47,500	52,096
[2,8]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.577%	4/1/24	1,245	1,244
[2,8]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.584%	4/1/24	1,750	1,748
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,000	2,109
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,000	2,109
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	2,250	2,423
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	2,500	2,692
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,150	1,312
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,740	1,965
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	1,810	2,038
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	4,270	4,707
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,000	3,364
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	10,000	10,024
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	15,900	16,720
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,500	1,626
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	1,110	1,263
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/48	385	436

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.250%	11/1/43	5,000	5,397
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	7,000	7,424
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	325	319
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	625	648
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,500	2,593
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	8,250	8,377
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	4,770	4,775
[1,4]	New York City NY Housing Development Corp. Mortgage Revenue TOB VRDO	0.510%	2/3/22	37,995	37,995
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	2,000	2,325
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	2,000	2,317
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	8,000	8,947
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	5,021
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,000	6,044
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,000	6,039
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	5,000	6,026
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/39	10,000	11,465
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/41	9,525	9,660
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/48	4,000	3,964
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	15,020	18,010
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	15,000	16,104
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,135	4,685
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,200	3,620
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	11,250	12,705
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,000	3,431
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	12,038
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,350	3,779
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	7,865	8,392
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	7,740	9,255
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	8,000	9,051

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	7,155	7,784
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	1,750	1,980
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	6,500	7,399
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/42	12,620	14,282
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	1,950	2,130
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/46	3,500	3,924
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/49	9,000	10,061
	New York City Water & Sewer System Sewer Water Revenue	3.000%	6/15/44	14,000	14,374
	New York City Water & Sewer System Water Revenue	3.500%	6/15/42	10,000	11,665
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	16,235	17,936
	New York City Water & Sewer System Water Revenue	3.500%	6/15/48	3,500	3,745
	New York City Water & Sewer System Water Revenue	3.000%	6/15/50	3,075	3,117
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	3,070	3,443
	New York City Water & Sewer System Water Revenue	4.000%	6/15/51	15,100	16,990
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,500	1,921
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	7,465	8,363
[5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	5,000	2,716
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/45	5,000	2,244
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	5,135	7,138
[4]	New York Liberty Development Corp. Industrial Revenue	5.000%	11/15/44	37,225	40,005
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	5,855	5,948
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	7,620	7,648
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	15,200	15,240
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,480	1,503
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	8,970	8,458
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	7,500	7,344
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	20,320	19,503
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/51	4,865	4,871
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	12,510	12,236
[5]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	1,500	1,482

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	14,325	18,979
	New York NY GO	4.000%	8/1/38	17,200	19,578
	New York NY GO	3.000%	3/1/41	10,000	10,339
	New York NY GO	5.000%	3/1/42	5,000	6,121
	New York NY GO	5.000%	3/1/43	6,000	7,328
	New York NY GO	5.000%	3/1/44	4,000	4,877
	New York NY GO VRDO	0.120%	2/1/22	1,400	1,400
	New York NY GO VRDO	0.130%	2/1/22	1,000	1,000
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	5,000	5,577
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,000	1,112
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	14,370	16,095
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	200	219
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	6,000	6,513
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	200	217
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	3,775	4,325
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,250	3,247
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	4,333
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	10,000	11,322
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/51	725	840
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,800	1,983
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,100	1,221
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,109
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,815	4,219
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	17,370	21,265
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	4,295	4,769
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	8,920	10,037
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	3,050	3,521
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	6,405	7,353
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	5,120	6,254
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	8,500	9,367
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	3,300	3,716
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	9,000	10,292
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	3,000	3,298
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	5,000	5,124

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	5,107
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	11,745	14,114
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	12,470	12,692
New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	6
New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	25	28
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	5,000	5,766
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/35	5,000	6,296
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	1,250	1,423
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	3,995	4,516
New York State Dormitory Authority Lease (Appropriation) Revenue	3.000%	3/15/42	2,890	2,942
New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/40	2,039	2,057
New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/41	1,602	1,612
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	15,000	17,860
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	7,000	8,315
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	5,035	6,047
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	10,000	11,983
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	6,560	7,833
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	6
New York State Environmental Facilities Corp. Resource Recovery Revenue PUT	2.750%	9/2/25	3,000	3,111
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	4,268
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/56	3,125	2,975
New York State Thruway Authority Highway Revenue	4.000%	1/1/39	3,750	4,158
New York State Thruway Authority Highway Revenue	4.000%	1/1/43	4,355	4,924
New York State Thruway Authority Highway Revenue	3.000%	1/1/48	3,000	3,027
New York State Thruway Authority Highway Revenue	4.000%	1/1/49	4,995	5,590
New York State Thruway Authority Highway Revenue	4.000%	1/1/50	13,750	14,980
New York State Thruway Authority Highway Revenue	3.000%	1/1/51	5,250	5,292
New York State Thruway Authority Highway Revenue	5.000%	1/1/51	6,800	7,608
New York State Thruway Authority Highway Revenue	5.250%	1/1/56	15,000	16,991
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/40	2,500	2,833

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/49	2,875	2,890
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/51	5,095	5,114
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/53	13,400	14,901
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	28,000	30,993
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	3,385	4,206
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	5,800	7,194
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	15,000	15,493
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,640	3,147
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	5,000	5,885
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,000	3,670
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/44	10,000	11,851
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	1,000	1,016
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/48	10,000	10,980
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/49	10,000	10,154
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	3,000	3,047
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	14,075	14,092
New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	2,000	1,869
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/22	300	310
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	1,500	1,593
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/24	1,500	1,639
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/25	1,400	1,560
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/26	490	558
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/27	700	809
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	700	821
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/29	650	773
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/30	500	603
New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/31	6,500	7,523
New York Transportation Development Corp. Industrial Revenue	2.500%	10/31/31	1,250	1,259
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/31	800	962
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/32	1,000	1,201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/33	8,610	9,936
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/33	850	1,021
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/34	5,000	5,768
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/34	600	682
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/34	800	959
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/35	10,100	11,970
	New York Transportation Development Corp. Industrial Revenue	4.000%	1/1/36	5,000	5,439
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/36	9,000	10,362
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/37	750	894
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/38	560	612
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/38	4,440	5,328
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/39	300	327
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/40	15,000	17,534
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/40	500	547
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/41	4,880	5,465
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/41	500	544
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/42	500	541
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/42	3,280	3,592
	New York Transportation Development Corp. Industrial Revenue	4.375%	10/1/45	7,670	8,523
	New York Transportation Development Corp. Industrial Revenue	4.000%	4/30/53	10,000	10,980
	New York Transportation Development Corp. Port, Airport & Marina Revenue	2.250%	8/1/26	4,670	4,694
	New York Transportation Development Corp. Port, Airport & Marina Revenue	3.000%	8/1/31	4,530	4,713
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	8/1/31	4,695	5,395
[2]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/35	5,020	5,263
[2]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/36	5,500	5,760
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.375%	8/1/36	4,000	4,837
[2]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/41	2,060	2,153
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/46	7,000	7,256
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	7/1/46	410	438
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	1/1/50	44,950	47,920

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,435	5,254
[5]	Oyster Bay NY GO	4.000%	11/1/26	800	892
[5]	Oyster Bay NY GO	4.000%	11/1/27	1,350	1,528
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/28	50	60
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/29	290	346
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/29	8,555	9,213
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/30	13,990	15,042
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	2,740	3,307
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	3,270	3,940
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	2,725	3,276
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/1/35	2,400	2,749
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	2,375	2,953
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	1,625	1,835
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	2,000	2,235
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/36	2,375	2,942
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,250	3,658
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	2,000	2,231
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/37	3,730	4,609
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	2,500	2,779
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	5,000	5,546
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	1,000	1,114
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	1,280	1,428
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/42	5,000	5,827
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	9,530	10,858
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	3,000	3,493
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	9,750	11,627
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	2,050	2,488
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	13,645	14,830
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,315	2,509
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,165
[2]	Suffolk County NY GO	5.000%	5/15/29	3,615	4,429
[2]	Suffolk County NY GO	5.000%	5/15/30	2,500	3,116

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	2,505	2,715
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	2,587
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	930
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	2,183
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	550	615
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	500	558
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	10,930	12,769
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	10,000	11,266
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	10,000	12,233
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	10,000	11,104
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,000	6,094
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	6,175	6,923
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	23,800	28,274
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,940	3,354
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	7,050	8,119
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	2,225	2,521
[4]	Westchester County Industrial Development Agency Port, Airport & Marina Revenue	7.000%	6/1/46	8,195	8,450
	Westchester County Local Development Corp. College & University Revenue	5.000%	5/1/34	2,050	2,195
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	9,000	9,743
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	2,480	2,471
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	4,185	4,158
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	27,500	30,612
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/56	9,430	9,869
					2,063,444
North Carolina (0.9%)
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/35	3,310	3,773
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/36	3,440	3,917
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/37	3,585	4,079
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/38	4,500	5,070
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/31	1,000	1,267
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	975	1,159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	500	594
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,630	1,725
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,000	2,105
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,750	1,876
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/33	1,500	1,597
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/34	1,475	1,570
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	2,150	2,251
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	4,350	4,629
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,635	1,804
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/40	10,000	11,089
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	385	422
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	3,450	3,705
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,000	2,185
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,510	3,698
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/52	19,280	21,563
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/45	1,000	1,095
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/50	1,500	1,638
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/26	4,260	4,629
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/30	3,000	3,221
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	6.250%	7/1/23	5,810	6,240
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/23	2,115	2,308
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/23	3,160	3,449
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	4,000	4,489
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	5,000	5,612
	North Carolina State Education Assistance Authority Student Loan Revenue	3.125%	6/1/39	1,515	1,477
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	12,000	14,198
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	3,610	3,997
[2]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	2,000	2,412
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	4,800	5,306

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	4,500	5,019
	Union NC Enterprise System County Water Revenue	3.000%	6/1/46	9,250	9,563
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	5,555	5,718
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,970	2,234
					162,683
North Dakota (0.2%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	980
	Cass County ND Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	5,000	5,885
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	2,000	1,956
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	8,684
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	4,705	5,442
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	6,912
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/43	5,000	5,706
					35,565
Ohio (2.9%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	200	226
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,100	1,244
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	200	225
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	740	833
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	500	564
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	1,465	1,713
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	6,500	6,575
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/33	2,530	2,741
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/41	3,005	3,370
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	3,065	3,438
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,000	1,221
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,000	3,386
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,000	2,250
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	6,900	6,632
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	10,505	11,338
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	78,320	86,089

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	8,810	10,102
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,750	1,904
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,195	3,432
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/50	2,500	2,681
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,700	6,598
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	7,200	8,321
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	3,510	4,044
[4]	Cleveland-Cuyahoga County Port Authority Tax Allocation Revenue	4.000%	12/1/55	2,250	2,294
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	5,630	6,497
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	4,455	5,127
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,000	5,752
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	8,250	9,582
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	10,000	11,763
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	13,550	15,494
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	6,000	7,042
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/33	400	473
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/34	385	455
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/35	500	590
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/36	450	531
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/37	435	513
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/38	700	824
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/39	705	829
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/37	3,040	3,394
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/38	1,610	1,795
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/39	1,665	1,866
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/51	8,750	10,404
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/40	4,000	4,464
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	8,645	9,545
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,385	2,763
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	8,700	9,588
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/32	1,795	1,919
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/36	2,025	2,147
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,500	1,624
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	15,000	17,274

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	2,485	2,659
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	11,520	13,253
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	5,000	5,400
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	28,000	33,420
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	5,000	5,340
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/37	1,000	1,098
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/47	1,500	1,625
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/52	1,130	1,222
[4]	Hickory Chase Community Authority Miscellaneous Revenue	5.000%	12/1/40	2,540	2,677
[1]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	10,290	11,370
	Little Miami Local School District GO	5.000%	11/1/43	1,000	1,116
	Little Miami Local School District GO	5.000%	11/1/48	2,000	2,225
	Little Miami Local School District GO	4.000%	11/1/55	6,500	6,923
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	13,250	15,538
	Marion County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,150	1,261
	Marion County OH Health, Hospital, Nursing Home Revenue	5.125%	12/1/49	1,760	1,918
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	11,000	13,026
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,000	1,232
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	750	938
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,244
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	800	995
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	1,242
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	7,600	8,628
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	3,450	3,829
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	3,180	3,479
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	2,000	2,166
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	4,975	5,096
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,145	2,404
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,665	2,988
[4]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.250%	1/15/38	26,420	29,411
[4]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.500%	1/15/48	8,500	9,580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Appropriations Revenue (Portsmouth Bypass Project)	5.000%	12/31/39	3,540	3,858
	Ohio Appropriations Revenue (Portsmouth Bypass Project)	5.000%	6/30/53	4,000	4,325
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	660	730
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	1,310	1,446
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	725	799
	Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	4,000	4,380
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	2,500	2,710
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	12/1/44	2,490	2,858
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	4.000%	7/1/47	2,000	2,178
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/38	4,000	5,154
	Penta Career Center COP	5.250%	4/1/26	3,505	3,531
	Port of Greater Cincinnati Development Authority PUT	4.375%	6/15/26	3,680	3,610
[4]	Southern Ohio Port Authority Resource Recovery Revenue (Purecycle Project)	6.500%	12/1/30	5,000	5,632
[4]	Southern Ohio Port Authority Resource Recovery Revenue (Purecycle Project)	7.000%	12/1/42	5,000	5,615
	West Carrollton City School District GO	4.000%	12/1/56	3,500	3,800
					547,405
Oklahoma (0.6%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,000	1,148
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,900	2,168
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,139
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	7,390	8,572
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/43	10,750	12,817
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	9,250	10,990
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/52	15,070	18,101
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	18,500	22,184
	Oklahoma Development Finance Authority Highway Revenue	1.625%	7/6/23	12,500	12,523
[12]	Oklahoma Development Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/1/47	4,575	5
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/35	670	728
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/36	295	321
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/34	4,000	4,361
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	4,500	4,991
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/28	540	607

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/29	400	447
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/31	1,870	2,077
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/32	500	555
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.250%	11/15/37	1,000	1,116
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.250%	11/15/45	2,250	2,488
					107,338
Oregon (0.6%)
	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	5.250%	11/15/50	500	540
	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	5.375%	11/15/55	1,640	1,776
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/30	2,120	2,507
[6]	Forest Grove OR College & University Revenue	4.000%	5/1/40	855	943
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/39	1,400	1,583
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	7,305	8,063
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/50	965	1,149
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,450	1,669
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,285	1,474
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	2,630	2,997
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	2,580	2,554
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	6,315	7,105
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/30	1,040	1,281
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	550	568
[4,12]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	9,225	554
[4,12]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	12,900	774
[3,4]	Oregon State Business Development Commission Revenue, 9.000% coupon rate effective 4/1/22	0.000%	4/1/37	7,940	476
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	1,500	1,629
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	4,375	5,264
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/32	3,600	4,157
	Oregon State University College & University Revenue	5.000%	4/1/45	10,000	11,071

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,230	2,688
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,650	1,990
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	3,160	3,410
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	2,575	2,956
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,148
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,660	3,054
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,125	2,557
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/37	2,870	3,288
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/40	6,295	7,008
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	5,727
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/47	5,000	5,725
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/46	8,000	8,974
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/45	9,025	4,640
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	2,250	2,406
	Yamhill County OR College & University Revenue (George Fox University Project)	4.000%	12/1/51	3,325	3,695
					117,400
Pennsylvania (7.7%)
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/31	3,000	3,695
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/32	4,345	5,336
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/36	5,700	6,422
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/37	5,750	6,455
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/38	5,225	5,854
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/35	1,985	2,010
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,200	2,605
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	2,510	3,057
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	3,140	3,545
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	7,752
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	4,685	5,282
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	10,000	11,047
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,510	5,073
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	2,150	2,316
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	1,020	1,135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/32	1,405	1,560
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/33	2,000	2,215
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/50	2,075	2,376
[5]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/42	1,260	1,424
[5]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/47	1,090	1,221
[5]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/52	2,240	2,494
[6]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/42	1,000	1,201
[4]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	6.000%	5/1/42	8,085	9,712
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/30	2,650	2,677
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	14,500	14,650
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,250	1,430
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	12,850	14,313
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	2,075	2,376
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	445	503
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	500	558
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/32	1,020	1,056
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/50	5,300	5,613
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/22	390	394
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/23	200	204
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/29	980	1,017
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/39	1,180	1,289
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/49	1,225	1,317
[5]	Berwick Area School District GO	4.000%	11/15/43	1,150	1,314
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/40	1,000	1,053
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/41	500	526
[5]	Bristol Township School District GO	4.000%	6/1/48	3,710	4,201
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	32,260	32,187
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	1,585	1,719
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/54	5,260	6,211
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/25	535	554

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bucks County IDA Local or Guaranteed Housing Revenue	5.000%	3/1/33	1,865	2,118
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/41	2,630	2,819
	Capital Region Water Sewer Revenue	5.000%	7/15/42	4,000	4,662
	Capital Region Water Sewer Revenue	5.000%	7/15/47	12,290	14,153
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	6,000	6,728
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/51	5,605	5,944
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	5.250%	12/1/45	2,000	2,098
[4]	Chester County IDA (Woodlands at Graystone Project)	4.375%	3/1/28	275	295
[4]	Chester County IDA (Woodlands at Graystone Project)	5.000%	3/1/38	800	886
[4]	Chester County IDA (Woodlands at Graystone Project)	5.125%	3/1/48	1,045	1,156
	Chester County IDA Recreational Revenue	4.000%	12/1/51	3,115	3,545
[5]	Coatesville School District GO	0.000%	10/1/33	775	537
[5]	Coatesville School District GO	0.000%	10/1/37	2,050	1,186
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	8,250	9,739
[2]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,625	5,133
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/45	3,000	3,243
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	14,295	15,800
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/42	5,000	5,071
	Delaware County Authority College & University Revenue	5.000%	10/1/42	6,095	7,073
	Delaware Valley Regional Finance Authority Lease Revenue	2.000%	10/1/29	1,200	1,195
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,500	3,876
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,980	3,163
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	2,000	2,203
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	4,640	5,257
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	6,000	6,557
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	2,730	2,985
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/23	1,200	1,269
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	1,625	1,774
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	3,175	3,466
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	1,060	1,193
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/29	195	216

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/38	1,000	1,090
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/39	385	419
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/43	1,200	1,300
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/49	600	648
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/53	1,900	2,048
Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/54	1,000	1,077
Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	15,810	17,336
Lackawanna County IDA College & University Revenue	4.000%	11/1/40	5,000	5,461
Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	3,010	3,600
Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	7,445	8,874
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/40	1,000	1,109
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/45	750	826
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	7,000	7,982
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/50	1,000	1,099
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.125%	7/1/37	1,500	1,641
Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.250%	7/1/41	1,500	1,645
Lehigh County Authority Water Revenue	5.000%	12/1/43	2,065	2,205
Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	2,375	2,546
Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	2,474
Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	6,300	7,059
Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	7/1/22	2,710	2,762
Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/22	4,150	4,231
Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	2,940	3,190
Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	10,200	11,040
Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	7,500	8,195
Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,530	3,756
Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	3,640	4,076
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	3,765	4,157
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,800	3,079

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,000	2,183
[6]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	2,000	2,401
[6]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	30,415	36,067
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,234
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/38	1,165	1,296
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/39	2,545	2,828
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	8,160	8,938
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/51	4,750	5,197
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	1,375	1,607
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	1/15/27	190	203
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/36	11,300	12,591
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	5,000	5,293
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/45	10,885	12,131
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/46	1,730	1,926
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	1,750	1,882
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.375%	1/1/50	10,120	10,684
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	3,503
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,828
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	1,600	1,707
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	15,000	16,042
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	11,890	13,141
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	2,100	2,317
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	765	848
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/25	2,225	2,537
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	6/30/26	870	1,006
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/28	895	1,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/29	10,000	11,459
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/38	8,950	10,239
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	6/30/24	350	382
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/26	750	866
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/30	640	732
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	10,025	11,092
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	9,300	10,448
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	9,900	10,213
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	12,935	14,482
[4]	Pennsylvania Economic Development Financing Authority Industrial Revenue PUT	9.000%	4/13/28	2,000	2,410
	Pennsylvania Economic Development Financing Authority Miscellaneous Revenue	5.500%	11/1/44	5,000	5,269
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.150%	7/1/24	10,300	10,552
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.580%	8/1/24	5,700	5,624
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.750%	8/1/24	35,000	35,488
[8]	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	0.460%	6/3/24	15,500	15,434
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/29	1,355	1,610
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/30	425	512
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.450%	6/1/41	6,220	6,043
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.625%	6/1/42	3,430	3,324
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	7,000	7,789
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,500	1,714
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/50	14,140	15,696
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,000	5,968
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	4,975	5,625

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	14,000	15,676
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	20,000	22,958
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	10,010	11,540
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	10,015	11,546
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	9,205	10,128
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	5,000	5,504
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,000	4,697
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	11,475	14,050
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	5,000	5,494
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	1,500	1,728
[6]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	5,935	6,951
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/37	6,245	7,053
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	1,650	1,899
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	1,500	1,722
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,405	1,690
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,000	13,591
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	8,110	9,829
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	13,045	14,517
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	11,225	12,607
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	6,400	7,090
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	16,415	18,461
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	17,050	19,121
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	5,000	5,715
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	3,437
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	9,500	11,053
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	1,510	1,722
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	3,000	3,334
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	9,500	11,627
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	3,500	3,969
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	10,170	11,271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	10,530	11,784
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	5,000	5,830
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	15,000	17,443
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	6,060	7,401
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	3,005	3,309
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	19,000	21,221
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	14,150	17,332
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,155	3,203
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	885	996
[3]	Pennsylvania Turnpike Commission Highway Revenue, 5.125% coupon rate effective 6/1/24	0.000%	12/1/39	8,300	9,062
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	4,110	4,450
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/39	1,840	1,971
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/39	1,600	1,726
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/40	815	927
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/49	3,230	3,429
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,750	1,865
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,500	1,685
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/1/51	640	668
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/1/56	700	728
	Philadelphia Authority for Industrial Development Charter School Revenue	4.000%	6/1/41	750	796
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/35	2,000	2,252
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/36	1,625	1,828
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/37	1,585	1,781
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,265	1,419
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	1,000	1,108
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	2,500	2,794
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	6,600	7,591
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/27	5,000	5,683
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	3,545	3,991
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/27	2,000	2,250
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	4,235	4,880
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/32	3,360	3,870
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	1,000	1,118

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,000	1,117
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/35	1,850	2,019
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/36	1,775	1,932
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	6,335	7,319
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/45	1,250	1,409
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	9,255	10,584
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,161
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,159
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/36	5,850	5,963
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/42	7,930	8,085
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	1,000	1,124
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,500	2,896
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	5,680	6,583
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/35	7,680	8,901
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/37	4,000	4,626
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	7,350	8,465
	Philadelphia PA GO	5.000%	8/1/32	8,235	9,236
	Philadelphia PA GO	5.000%	8/1/33	6,545	7,336
[2]	Philadelphia PA Port, Airport & Marina Revenue	4.000%	7/1/37	2,800	3,173
[2]	Philadelphia PA Port, Airport & Marina Revenue	4.000%	7/1/38	1,550	1,753
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/37	7,745	9,092
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	9,000	11,155
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	7,975	9,424
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	2,500	2,906
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	7,000	8,238
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	9,650
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	3,640	3,978
	Philadelphia School District GO	5.000%	9/1/32	1,500	1,804
	Philadelphia School District GO	5.000%	9/1/34	2,450	2,938
	Philadelphia School District GO	5.000%	9/1/36	2,200	2,627
	Pittsburgh PA GO	4.000%	9/1/32	500	560
	Pittsburgh PA GO	4.000%	9/1/33	510	568
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	5.000%	8/15/40	8,125	8,911
[5]	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/33	10,000	10,161
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/35	1,000	1,134
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/38	1,500	1,697

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Trinity Area School District GO	4.000%	11/1/46	1,125	1,285
[2]	Trinity Area School District GO	4.000%	11/1/51	1,900	2,156
	Washington County Redevelopment Authority Tax Allocation Revenue	4.000%	7/1/23	490	498
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	250	284
[4]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	35,000	37,507
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/42	1,600	1,684
					1,423,071
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	8.000%	7/1/35	4,500	4,050
	Commonwealth of Puerto Rico GO	6.000%	7/1/39	5,000	5,112
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/24	5,110	5,585
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	5,095	6,197
[4,6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	10,000	12,247
[4,6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	10,000	11,172
[4,6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/47	3,230	3,555
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	203
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	355	435
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	40	49
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	40	49
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	40	44
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	56
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	45	50
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	40	44
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	35	39

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	150	165
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	7,257	6,900
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	8,461	7,551
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	32,183	26,944
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	528	383
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	96,493	104,742
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	955	1,037
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	196	215
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	10,368	3,366
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/51	4,092	959
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	44,860	49,863
					251,012
Rhode Island (0.4%)
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/41	1,000	1,148
[2]	Rhode Island Health and Educational Building Corp. Appropriations Revenue	5.000%	5/15/27	10,040	11,213
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/28	2,505	2,894
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/29	5,170	5,961
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/30	2,105	2,425
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/31	1,010	1,110
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/32	1,360	1,492
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/33	1,365	1,497
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/34	1,330	1,456
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,025	1,148
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,685	1,887
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,000	1,119
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,590	1,779
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,250	1,398
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,270	1,420
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/42	2,000	2,294
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/47	8,350	9,542

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,500	5,017
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	8,500	9,397
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/22	875	906
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/24	1,350	1,483
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/25	850	956
	Rhode Island Student Loan Authority Student Loan Revenue	2.250%	12/1/39	6,000	5,794
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,530	5,001
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,000	4,406
					82,743
South Carolina (1.7%)
	Berkeley County SC	4.375%	11/1/49	1,500	1,620
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	7,650	8,384
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	1,500	1,642
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	11,110	12,545
[1]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	9,475	9,973
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/51	3,000	3,348
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	3,500	4,033
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/32	660	792
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/33	1,020	1,224
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/35	1,130	1,353
[4]	South Carolina Jobs-Economic Development Authority Charter school Aid Revenue	4.000%	6/1/46	4,675	4,806
[4]	South Carolina Jobs-Economic Development Authority Charter school Aid Revenue	4.000%	6/1/56	5,095	5,221
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/46	15,000	16,959
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/47	7,500	8,611
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	4,880	5,395
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/25	2,180	2,425
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/42	585	643
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/54	1,000	1,089
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/52	10,500	11,864

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	South Carolina Jobs-Economic Development Authority Resource Recovery Revenue	6.500%	6/1/51	4,750	4,769
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/27	4,000	4,697
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/28	2,000	2,397
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,040	2,427
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/30	2,000	2,383
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/36	2,445	2,728
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,905	2,120
	South Carolina Ports Authority Port, Airport & Marina Revenue, Prere.	5.250%	7/1/25	1,765	1,998
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	9,090	10,292
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	5,170	5,836
	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/40	5,000	5,676
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	5,000	5,523
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/31	2,310	2,622
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/35	7,940	9,019
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/39	5,000	5,682
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/46	9,265	10,509
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	1,310	1,502
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	1,150	1,285
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	3,840	4,403
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	2,175	2,530
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/33	1,305	1,440
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	990	1,136
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	5,030	5,845
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	3,810	4,369
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	5,745	6,288
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	445	488
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	50	56
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	11,125	12,744
	South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	570	626
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/48	7,160	7,837

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/49	12,120	13,515
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	10,550	12,151
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/55	13,600	15,651
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/55	5,195	6,125
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	9,705	11,169
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	11,150	11,320
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	1,355	1,376
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	3,680	3,714
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	3,015	3,807
[2]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	2,500	2,815
					312,797
South Dakota (0.3%)
	County of Lincoln SD College & University Revenue	4.000%	8/1/56	3,040	3,217
	County of Lincoln SD College & University Revenue	4.000%	8/1/61	2,650	2,782
	Rapid City SD Sales Tax Revenue, Prere.	4.000%	12/1/26	7,500	8,437
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	10,000	11,599
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	5,000	5,452
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	7,025	7,826
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/22	10,000	10,328
	South Dakota State Building Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/1/23	4,000	4,224
					53,865
Tennessee (1.7%)
	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/31	3,400	3,091
	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/37	2,900	2,469
	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/47	3,485	2,699
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	2,000	2,437
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,390	1,676
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	1,113
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,040	3,372

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	1,107
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	3,000	3,528
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	12,385	14,466
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	6,500	6,765
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	7,600	8,301
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	11,080	12,083
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,000	2,276
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	5,458
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	3,750	4,061
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	2,000	2,225
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	2,750	3,060
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	525	598
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	750	917
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	500	621
	Metropolitan Government Nashville & Davidson County Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,240	2,783
[4]	Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue	0.000%	6/1/43	3,250	1,194
[4]	Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue	4.000%	6/1/51	2,450	2,425
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/34	450	521
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/39	1,700	1,957
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/48	1,800	2,050
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	4,000	4,579
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,000	5,690
	Metropolitan Government of Nashville & Davidson County Industrial Development Board Resource Recovery Revenue (Waste Management Inc. Tennessee Project) PUT	0.580%	8/1/24	1,200	1,184
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	4,000	4,811
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	3,500	4,278
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	2,910	3,547

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	2,200	2,682
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	5,250	5,806
[1]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	27,030	29,614
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	19,430	21,646
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/22	1,010	1,010
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	2,190	2,277
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	1,665	1,770
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/24	5,875	6,295
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	3,745	4,268
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	16,480	18,834
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	4,225	4,354
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	11,020	11,906
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	65,985	80,871
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	590	610
					309,285
Texas (5.6%)
[4]	Angelina & Neches River Authority Industrial Revenue	7.500%	12/1/45	2,500	2,367
[4]	Angelina & Neches River Authority Industrial Revenue PUT	0.300%	2/17/22	15,000	15,000
	Angelina & Neches River Authority Industrial Revenue PUT	0.450%	6/30/22	10,000	9,984
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	2/15/56	2,500	2,418
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/28	1,200	1,330
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/29	1,175	1,297
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/30	1,025	1,128
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/31	1,200	1,318
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	1,000	1,125
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	1,200	1,383
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/27	1,750	2,061
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/28	2,255	2,704
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,035	1,185
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,000	1,213
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	1,155	1,322
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/39	5,890	6,418

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/50	4,150	5,105
[4]	Celina TX Special Assessment Revenue	3.500%	9/1/42	1,038	982
[4]	Celina TX Special Assessment Revenue	4.000%	9/1/51	2,360	2,304
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,780	2,007
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/32	4,090	3,125
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	3,000	2,224
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,300	1,442
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,350	1,497
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	6,000	6,382
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/44	5,500	6,178
	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/46	2,775	2,747
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	2,500	2,768
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	780	811
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	6,590	6,844
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,000	1,126
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	6,280	6,849
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	31,925	34,829
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	17,935	19,562
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.000%	8/15/38	6,500	7,308
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.125%	8/15/48	19,300	21,619
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	2.500%	10/1/31	500	477
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	3.500%	10/1/31	500	478
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/50	1,250	1,327
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/50	1,250	1,323
[4]	Crandall TX	4.125%	9/15/26	100	101
[4]	Crandall TX	4.000%	9/15/31	200	199
[4]	Crandall TX	4.750%	9/15/31	200	201
[4]	Crandall TX	4.250%	9/15/41	750	745
[4]	Crandall TX	5.000%	9/15/41	250	253
[4]	Crandall TX	5.250%	9/15/51	750	761
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/51	6,250	7,077
[17]	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	8,200	9,350
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/45	5,300	5,962
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/33	5,065	5,808
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/34	4,175	4,799
	El Paso TX GO	4.000%	8/15/47	2,540	2,887
[3]	Grand Parkway Transportation Corp. Highway Revenue, 5.450% coupon rate effective 10/1/23	0.000%	10/1/34	19,625	22,300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	8,000	8,570
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,000	2,310
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	4,500	5,178
	Harris County Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	6/1/38	2,500	2,539
	Harris County TX GO	4.000%	10/1/36	690	816
	Harris County TX GO	4.000%	10/1/39	1,330	1,564
	Harris County TX GO	4.000%	10/1/40	1,420	1,667
	Harris County TX Highway Revenue	5.000%	8/15/34	1,685	1,942
	Harris County TX Highway Revenue	5.000%	8/15/35	5,015	5,778
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/31	500	543
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/32	500	543
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,100	1,195
	Hays County TX	7.000%	9/15/45	4,500	4,594
[4]	Hays County TX	4.000%	9/15/50	1,000	1,007
[6]	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/47	6,205	2,008
[6]	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/48	6,360	1,960
	Houston TX Airport System Industrial Revenue	4.750%	7/1/24	5,000	5,228
	Houston TX Airport System Industrial Revenue	5.000%	7/1/29	13,150	13,915
	Houston TX Airport System Industrial Revenue	6.500%	7/15/30	4,000	4,024
	Houston TX Airport System Industrial Revenue	4.000%	7/1/41	2,000	2,079
	Houston TX Airport System Industrial Revenue	4.000%	7/15/41	20,000	20,797
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,220	1,487
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,216
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,500	1,690
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,515	1,717
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	2,130	2,397
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	1,500	1,694
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	3,375	3,781
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	1,775	2,003
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	2,000	2,253
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/39	2,500	2,812
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/40	2,230	2,493
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/41	2,000	2,233
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/46	10,000	10,988
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/48	5,000	5,481
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	900	917
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/43	1,500	1,730

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Justin TX	4.000%	9/1/51	1,000	980
	Kaufman County TX GO	4.000%	2/15/45	1,750	1,982
[4]	Liberty Hill TX Special Assessment Revenue	3.375%	9/1/42	1,000	967
[4]	Liberty Hill TX Special Assessment Revenue	4.125%	9/1/42	446	430
[4]	Liberty Hill TX Special Assessment Revenue	4.000%	9/1/52	1,350	1,376
[4]	Liberty Hill TX Special Assessment Revenue	4.375%	9/1/52	705	680
[2]	Love Field Airport Modernization Corp. Port, Airport & Marina Revenue	4.000%	11/1/34	5,000	5,722
[2]	Love Field Airport Modernization Corp. Port, Airport & Marina Revenue	4.000%	11/1/35	5,000	5,719
[2]	Love Field Airport Modernization Corp. Port, Airport & Marina Revenue	4.000%	11/1/36	5,000	5,703
[2,6]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	7,080	8,052
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/38	3,115	3,834
[2,6]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	3,080	3,478
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/45	5,000	6,056
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/46	5,130	6,196
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	3,250	3,868
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	5,000	6,015
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/51	6,500	7,810
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/28	1,420	1,634
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/29	1,055	1,211
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/30	1,385	1,587
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/44	5,050	5,770
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/45	9,500	10,452
	Matagorda County Navigation District No. 1 Industrial Revenue PUT	0.900%	9/1/23	4,500	4,474
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	190	148
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,000	780
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	1,250	975
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	500	390
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/42	2,750	2,145
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/43	2,000	2,195
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/48	3,675	4,019
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/37	8,440	9,068
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/47	5,990	6,415
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/40	2,500	2,687
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/50	7,500	8,007
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	10.000%	12/1/25	5,000	5,485

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,000	3,297
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	4,111
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,743
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/46	2,500	2,621
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/49	2,000	2,143
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/52	2,150	2,247
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/55	6,175	6,674
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	1/1/57	15,000	14,636
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/36	4,605	4,910
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	4,000	4,237
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/51	4,750	5,027
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.500%	7/1/54	12,520	12,987
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	6.500%	1/1/43	4,370	4,502
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/50	590	600
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/55	2,200	2,232
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/31	1,000	1,097
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/40	1,000	1,088
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	850	953
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	6,600	7,398
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	1,550	1,737
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	4,200	3,612
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/47	15,500	13,330
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,500	1,678
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	4,000	4,474

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	5,860	6,528
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	990	1,095
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	7,700	8,566
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	4,150	4,575
[4]	North Parkway Municipal Management District No. 1	4.000%	9/15/41	276	284
[4]	North Parkway Municipal Management District No. 1	4.750%	9/15/41	1,500	1,609
[4]	North Parkway Municipal Management District No. 1	4.250%	9/15/51	602	621
[4]	North Parkway Municipal Management District No. 1	5.000%	9/15/51	4,000	4,320
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	8,000	8,821
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	4,845	6,578
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	10,000	11,408
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	35,800	41,060
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	1,000	855
[18]	Pearland Independent School District GO	5.250%	2/15/32	10,000	11,540
[4]	Plano TX	4.000%	9/15/51	1,500	1,504
[4]	Plano TX	4.375%	9/15/51	1,011	977
[4]	Port Beaumont Navigation District Economic Development Revenue	3.000%	1/1/50	5,000	4,239
[4]	Port Beaumont Navigation District Port, Airport & Marina Revenue	3.625%	1/1/35	2,720	2,744
[4]	Port Beaumont Navigation District Port, Airport & Marina Revenue	4.000%	1/1/50	5,625	5,677
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/34	1,000	1,193
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/35	1,000	1,191
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/36	1,040	1,237
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/37	1,090	1,296
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/38	1,145	1,358
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/39	1,205	1,427
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/46	1,555	1,690
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/51	1,685	1,824
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	300	338
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/46	6,570	7,340
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/24	7,790	8,572
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	1,000	1,134
	San Antonio Education Facilities Corp. College & University Revenue (Hallmark University Project)	5.000%	10/1/31	265	284
	San Antonio Education Facilities Corp. College & University Revenue (Hallmark University Project)	5.000%	10/1/41	1,200	1,262
	San Antonio Education Facilities Corp. College & University Revenue (Hallmark University Project)	5.000%	10/1/51	1,975	2,047
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	5,985	7,325
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	4,755	5,454
[1,4]	San Francisco CA City & County Local or Guaranteed Housing Revenue TOB VRDO	0.460%	2/3/22	8,995	8,995

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Marcos TX	5.625%	9/1/50	900	947
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,950	7,077
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/37	6,095	6,470
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/47	2,500	2,778
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/52	3,500	3,880
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	260	268
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	325	345
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	300	326
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,111
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	760	863
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	3,545	4,165
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	4,180	4,985
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	2,690	3,265
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	6,925	8,526
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	4,000	4,998
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	7,500	8,309
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	7,155	8,358
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	1,655	1,900
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,700	1,943
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	2,895	3,304
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	1,795	2,043
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	1,700	1,934
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,500	1,703
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	1,250	1,419
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	1,305	1,476
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	2,000	2,261
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	3,280	3,697
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	1,127
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	1,123
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	4,195	4,713

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	2,500	2,801
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	7.000%	12/31/38	13,635	14,928
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	1,000	1,116
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/40	9,540	10,510
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	6.750%	6/30/43	24,790	27,032
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/45	5,000	5,483
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/50	6,000	6,562
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (Segment 3C Project)	5.000%	6/30/58	18,100	20,984
	Texas Transportation Commission GO PUT	0.650%	4/1/26	1,835	1,764
	Texas Transportation Commission Highway Revenue	0.000%	8/1/34	1,300	858
	Texas Transportation Commission Highway Revenue	0.000%	8/1/35	1,200	751
	Texas Transportation Commission Highway Revenue	0.000%	8/1/36	1,000	594
	Texas Transportation Commission Highway Revenue	5.000%	8/1/57	13,000	14,664
	Texas Water Development Board Water Revenue	4.000%	10/15/33	5,085	5,729
	University of Houston College & University Revenue	5.000%	2/15/37	7,205	8,174
[5]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/35	1,600	1,755
[5]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/37	1,500	1,643
[5]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/41	2,750	2,998
[5]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/45	1,700	1,843
					1,032,274
Utah (0.7%)
[4]	Black Desert Public Infrastructure District GO	4.000%	3/1/51	2,370	2,313
	Granite School District Board of Education GO	5.000%	6/1/30	1,915	2,423
[4]	Mida Mountain Village Public Infrastructure District Revenue	4.000%	8/1/50	5,000	5,011
	Military Installation Development Authority Tax Increment/Allocation Revenue	4.000%	6/1/52	3,250	2,951
	Military Installation Development Authority Tax Increment/Allocation Revenue	4.000%	6/1/52	5,000	4,431
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/38	17,890	20,151
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/38	7,000	8,214
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/39	25,365	28,525
[4]	UIPA Crossroads Public Infrastructure District Tax Allocation Revenue	4.375%	6/1/52	14,000	13,508
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	18,683
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	1,315	1,445
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	4,500	4,941
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	4,050	4,438

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/40	5,130	6,104
					123,138
Vermont (0.2%)
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	6,800	7,446
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/46	5,800	6,316
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/37	1,500	1,702
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/38	1,785	2,024
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/39	1,130	1,280
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/25	1,010	1,115
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/26	1,375	1,548
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	900	1,007
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	425	488
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	1,325	1,472
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	550	640
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	1,000	1,174
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	540	634
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	800	949
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	550	652
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/31	680	703
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/31	575	688
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/32	685	708
	Vermont Student Assistance Corp. Student Loan Revenue	3.375%	6/15/36	3,280	3,199
	Vermont Student Assistance Corp. Student Loan Revenue	2.375%	6/15/39	3,345	3,139
					36,884
Virgin Islands (0.1%)
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/29	3,500	3,480
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/33	4,695	4,581
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/44	5,410	5,329
[4]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/30	5,000	5,517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	3,000	3,312
					22,219
Virginia (1.4%)
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue, ETM	8.250%	4/1/32	370	478
	Amelia County IDA Resource Recovery Revenue	1.450%	4/1/27	3,000	2,976
	Charles City County Economic Development Authority Resource Recovery Revenue	1.450%	4/1/27	1,300	1,290
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	13,500	15,515
[3]	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue, 4.875% coupon rate effective 7/15/23	0.000%	7/15/40	7,800	8,404
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	1,425	1,539
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/30	2,000	2,160
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	1,155	1,248
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,079
[4,6]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,135	3,204
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,550	5,650
[4,6]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	6,510	6,548
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	1,435	1,538
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/51	2,090	2,239
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	625	664
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/47	1,000	1,045
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/50	3,015	3,218
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	750	796
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	5,000	5,546
[4]	Newport News IDA Revenue	5.330%	7/1/45	17,000	18,707
[4]	Peninsula Town Center Community Development Authority	5.000%	9/1/45	2,300	2,447
	Virginia College Building Authority College & University Revenue	3.000%	9/1/35	2,705	2,918
	Virginia College Building Authority College & University Revenue	3.000%	9/1/36	2,805	3,022
	Virginia College Building Authority College & University Revenue	3.000%	9/1/37	2,845	3,061
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/30	1,000	1,063
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/35	1,295	1,359

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/35	2,000	2,114
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	1,755	1,821
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	8,000	8,302
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/39	7,250	7,742
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/40	2,000	2,132
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/32	7,340	8,987
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/33	7,715	9,443
	Virginia Small Business Financing Authority Highway Revenue	5.250%	1/1/32	12,670	12,912
[6]	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/33	5,250	5,752
[6]	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/34	7,795	8,518
[6]	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/34	4,705	5,133
	Virginia Small Business Financing Authority Highway Revenue	6.000%	1/1/37	12,310	12,567
	Virginia Small Business Financing Authority Highway Revenue	5.500%	1/1/42	13,350	13,595
	Virginia Small Business Financing Authority Highway Revenue (Transform 66-P3 Project)	5.000%	12/31/56	49,075	56,691
	Virginia Small Business Financing Authority Highway Revenue (Transform 66-P3 Project) Highway Revenue	5.000%	12/31/52	1,000	1,156
	Virginia State College Building Authority College & University Revenue	3.000%	9/1/38	2,985	3,205
					257,784
Washington (1.7%)
[6]	Bellevue WA GO	4.000%	12/1/42	1,500	1,748
[6]	Bellevue WA GO	4.000%	12/1/43	1,165	1,353
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/36	1,225	1,415
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/38	1,525	1,759
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/26	4,165	4,755
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/26	900	1,030
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/27	6,835	7,997
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/29	4,000	4,649
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/30	9,215	10,686
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/31	8,000	9,251
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/33	2,500	2,717
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/33	5,500	6,339
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/34	2,500	2,879
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/35	6,150	6,664
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/35	10,000	11,499
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/35	3,680	4,232
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/35	6,540	7,552
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/36	6,800	7,843
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/37	10,605	13,178
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/40	5,000	5,396

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/40	11,270	12,815
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/41	14,025	15,922
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/37	8,835	10,146
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/38	9,275	10,637
	Snohomish County School District No. 4 Lake Stevens GO	4.000%	12/1/29	1,785	1,970
[4]	Washington Economic Development Finance Authority Industrial Revenue	5.625%	12/1/40	5,000	5,760
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/38	5,510	6,049
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	4,500	4,952
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	4,500	5,292
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/55	4,000	4,822
[1,4]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	2/7/22	5,635	5,635
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/42	3,975	4,758
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/45	3,815	4,541
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/37	4,735	5,150
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/40	4,040	4,541
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	13,165	13,915
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	25,000	27,854
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	3,100	2,903
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	2.125%	7/1/27	4,250	4,161
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	6.500%	7/1/30	1,350	1,476
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	6.750%	7/1/35	820	899
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	2,125	2,247
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	7.000%	7/1/45	2,000	2,197
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	6,000	6,285
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	7,300	7,632
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/55	9,020	9,350
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Transforming Age Project)	5.000%	1/1/55	1,000	1,063
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	2,057
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,100	1,175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/41	2,100	2,229
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/46	2,500	2,637
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/51	5,800	6,107
					310,119
West Virginia (0.3%)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/44	2,000	2,242
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/47	4,980	5,449
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/47	6,985	8,003
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	7,500	8,199
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/52	7,500	8,748
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.375%	6/1/23	5,130	5,439
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	6/1/23	5,000	5,309
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/24	2,250	2,419
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/39	1,135	1,360
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	5,435	6,476
	West Virginia State School Building Authority Lottery Revenue	3.000%	7/1/33	1,540	1,627
					55,271
Wisconsin (2.3%)
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/31	4,480	4,995
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/32	4,880	5,434
	Milwaukee WI GO	4.000%	4/1/32	5,050	5,889
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/46	4,600	4,834
	Platteville Redevelopment Authority College & University Revenue	5.000%	7/1/42	3,000	3,038
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/29	595	631
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/37	3,060	3,156
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	500	537
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	820	889
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/40	750	819
[4]	Public Finance Authority Charter School Aid Revenue	5.125%	6/15/47	3,260	3,347
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,100	1,170
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,560	1,677
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/51	1,000	1,064

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/54	1,815	1,947
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	2,100	2,258
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/56	2,435	2,576
[4]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/54	1,375	1,505
[4]	Public Finance Authority Charter School Aid Revenue (WFCS Portfolio Project)	5.000%	1/1/56	1,000	1,063
[6]	Public Finance Authority College & University Revenue	4.000%	4/1/42	1,000	1,046
	Public Finance Authority College & University Revenue	5.250%	10/1/43	3,100	3,471
	Public Finance Authority College & University Revenue	5.250%	10/1/48	5,225	5,823
[4]	Public Finance Authority College & University Revenue	4.000%	9/1/51	3,615	3,698
[6]	Public Finance Authority College & University Revenue	4.000%	4/1/52	1,500	1,546
[4]	Public Finance Authority College & University Revenue	4.000%	9/1/56	3,000	3,050
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/42	1,100	1,238
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/47	1,100	1,233
[4]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	6,000	6,287
[4]	Public Finance Authority Economic Development Revenue	4.500%	6/1/56	12,000	11,590
[4]	Public Finance Authority Economic Development Revenue	6.500%	6/1/56	2,000	1,967
	Public Finance Authority Health, Hospital, Nursing Home Revenue	2.250%	6/1/27	2,185	2,154
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,000	3,325
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	4,745	5,258
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/37	625	696
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	1,000	1,072
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	4,050	4,257
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	770	818
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	389
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	416
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/42	1,230	1,317
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	23,235	27,440
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	1,750	1,984
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,880	14,389
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/47	1,225	1,310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/49	1,455	1,523
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/49	1,400	1,583
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	7,000	7,721
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	1,925	2,133
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/51	5,000	4,337
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/52	1,800	1,931
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/52	2,300	2,456
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/54	1,365	1,424
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/56	7,000	6,494
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	2,125	2,348
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/22	1,425	1,438
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/23	1,000	1,034
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	1,500	1,623
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.125%	6/1/48	5,000	5,374
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	3.000%	7/1/50	3,360	3,281
	Public Finance Authority Industrial Revenue	4.000%	8/1/35	7,000	7,147
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/47	3,250	3,491
[4]	Public Finance Authority Miscellaneous Revenue	7.000%	12/1/50	15,000	16,077
	Public Finance Authority Port, Airport & Marina Revenue	5.000%	7/1/22	1,290	1,298
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/28	12,000	12,166
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/28	3,050	3,092
[4]	Public Finance Authority Port, Airport & Marina Revenue	7.125%	6/1/41	28,700	29,631
	Public Finance Authority Port, Airport & Marina Revenue	5.000%	7/1/42	6,825	6,917
	Public Finance Authority Port, Airport & Marina Revenue	5.000%	7/1/42	4,500	4,558
[4]	Public Finance Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	2,300	2,367
	Public Finance Authority Sales Tax Revenue	4.000%	9/30/51	6,000	6,355
	Public Finance Authority Sales Tax Revenue	4.000%	3/31/56	7,500	7,912
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/46	20,425	23,337
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	9,300	10,244
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	4,715	5,237
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,110	1,200
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,095	2,326

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	20,000	21,767
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	950	1,042
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	955	1,027
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	2,560	2,896
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	1,900	2,090
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/44	3,155	3,461
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	15,000	16,778
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	2,000	2,174
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/1/48	3,000	3,068
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,100	3,388
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/49	15,000	16,535
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,750	4,221
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	4,950	5,513
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/54	3,500	3,791
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/57	4,000	4,106
					432,515
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	50	58
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	55	63
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	840	862
					983
Total Tax-Exempt Municipal Bonds (Cost $17,702,756)					18,261,857
Corporate Bonds (0.0%)
[4]	RED Rock Biofuels LLC	0.000%	8/1/22	3,805	3,465
[4]	RED Rock Biofuels LLC	0.000%	8/1/22	405	366
[4]	RED Rock Biofuels LLC	0.000%	8/1/22	585	526
[4]	RED Rock Biofuels LLC	0.000%	8/1/22	1,130	1,004
Total Corporate Bonds (Cost $5,331)					5,361
				Shares
Common Stocks (0.1%)
Exchange-Traded Fund (0.1%)
	VanEck Vectors High Yield Muni ETF (Cost $12,468)			200	12,098

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.5%)
Money Market Fund (2.5%)
[19]	Vanguard Municipal Cash Management Fund (Cost $474,769)	0.067%	4,747,517	474,847
Total Investments (101.1%) (Cost $18,195,324)				18,754,163
Other Assets and Liabilities—Net (-1.1%)				(208,464)
Net Assets (100%)				18,545,699
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Step bond.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the aggregate value was $1,821,864,000, representing 9.8% of net assets.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2022.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
12	Non-income-producing security—security in default.
13	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Securities with a value of $2,993,000 have been segregated as initial margin for open futures contracts.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2022	1,536	183,096	(1,917)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2022	(552)	(78,841)	886
Ultra Long U.S. Treasury Bond	March 2022	(279)	(52,714)	1,410
				2,296
				379
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	12,098	—	—	12,098
Corporate Bonds	—	5,361	—	5,361
Tax-Exempt Municipal Bonds	—	18,261,857	—	18,261,857
Temporary Cash Investments	474,847	—	—	474,847
Total	486,945	18,267,218	—	18,754,163
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,296	—	—	2,296
Liabilities
Futures Contracts[1]	1,917	—	—	1,917
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.